                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668

                        Oppenheimer AMT - Free Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Municipal Bonds and Notes--130.3%
Alabama--0.4%
$       30,000   AL 21st Century Authority Tobacco Settlement(1)   5.500%    12/01/2021   $       25,634
        50,000   AL DCH Health Care Authority (Health Care
                 Facilities)(1)                                    5.000     06/01/2021           46,066
        15,000   AL HFA (Pelican)(1)                               6.550     03/20/2030           15,014
     1,395,000   AL Space Science Exhibit Finance Authority(1)     6.000     10/01/2025        1,036,373
        35,000   Birmingham, AL Baptist Medical Centers
                 (Baptist Health System)(1)                        5.625     11/15/2015           32,768
        15,000   Birmingham, AL Baptist Medical Centers
                 (Baptist Health System)(1)                        5.875     11/15/2024           13,007
       160,000   Birmingham, AL Private Educational Building
                 Authority (Birmingham-Southern College)(1)        6.125     12/01/2025          121,134
        15,000   Birmingham, AL Special Care Facilities
                 (Children's Hospital of Alabama)(1)               5.500     06/01/2022           14,617
        90,000   Birmingham, AL Special Care Facilities
                 Financing Authority (Daughters of Charity)(1)     5.000     11/01/2025           90,266
       240,000   Cooperative District, AL Fort Deposit(1)          6.000     02/01/2036          164,969
       185,000   Fayette, AL Waterworks                            5.250     10/01/2016          185,562
       395,000   Greater Montgomery, AL Educational Building
                 Authority (Huntingdon College)(1)                 5.100     05/01/2016          358,463
        10,000   Jefferson County, AL Sewer                        4.500     02/01/2012            5,372
       100,000   Jefferson County, AL Sewer                        5.000     02/01/2018           50,532
       150,000   Jefferson County, AL Sewer                        5.000     02/01/2020           75,662
     4,060,000   Jefferson County, AL Sewer                        5.375     02/01/2027        2,041,612
        35,000   Jefferson County, AL Sewer                        5.625     02/01/2018           17,677
       280,000   Jefferson County, AL Sewer                        5.625     02/01/2022          140,994
        15,000   Lauderdale County & Florence, AL Health Care
                 Authority (Coffee Health Group)(1)                5.250     07/01/2024           13,128
     2,000,000   Tuscaloosa, AL Educational Building Authority
                 (Stillman College)(1)                             5.000     06/01/2026        1,419,240
                                                                                          --------------
                                                                                               5,868,090
Alaska--2.2%
        10,000   AK HFC(1)                                         5.200     06/01/2021           10,131
        65,000   AK HFC (Veterans Mtg.)(1)                         6.150     06/01/2039           65,259
     8,000,000   AK HFC, Series A(2)                               5.000     12/01/2033        7,629,800
       750,000   AK Industrial Devel. and Export Authority
                 (Anchorage Sportsplex/Grace Community Church
                 Obligated Group)                                  6.150     08/01/2031          476,460
       600,000   AK Industrial Devel. and Export Authority
                 Community Provider (Boys & Girls Home)(1)         5.875     12/01/2027          391,044
    29,090,000   AK Northern Tobacco Securitization Corp.
                 (TASC)(1)                                         5.000     06/01/2032       17,453,709
    11,005,000   AK Northern Tobacco Securitization Corp.
                 (TASC)(1)                                         5.000     06/01/2046        5,762,878
                                                                                          --------------
                                                                                              31,789,281
Arizona--5.8%
     1,000,000   Buckeye, AZ Watson Road Community Facilities
                 District(1)                                       5.750     07/01/2022          703,520
     1,900,000   Buckeye, AZ Watson Road Community Facilities
                 District(1)                                       6.000     07/01/2030        1,181,458


                       1 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Arizona Continued
$      200,000   Centerra, AZ Community Facilities District(1)     5.150%    07/15/2031   $      112,882
       577,950   Central AZ Irrigation & Drain District, Series
                 A(1)                                              6.000     06/01/2013          570,223
       200,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(1)                            5.625     07/15/2025          140,796
       100,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(1)                            5.800     07/15/2030           65,982
       527,000   Festival Ranch, AZ Community Facilities
                 District(1)                                       5.750     07/01/2032          322,297
       595,000   Festival Ranch, AZ Community Facilities
                 District(1)                                       5.800     07/15/2032          366,413
       250,000   Gladden Farms, AZ Community Facilities
                 District(1)                                       5.500     07/15/2031          148,790
       800,000   Litchfield Park, AZ Community Facility
                 District(1)                                       6.375     07/15/2026          565,960
     1,540,000   Maricopa County, AZ IDA (Christian Care
                 Apartments)(1)                                    6.500     01/01/2036        1,222,806
     2,000,000   Maricopa County, AZ IDA (Christian Care Mesa
                 II)                                               6.625     01/01/2034        1,375,380
       500,000   Maricopa County, AZ IDA (Immanuel Campus
                 Care)(1)                                          8.500     04/20/2041          396,560
     1,500,000   Maricopa County, AZ IDA (Sun King
                 Apartments)(1)                                    6.750     11/01/2018        1,274,265
       785,000   Maricopa County, AZ IDA (Sun King
                 Apartments)(1)                                    6.750     05/01/2031          555,984
     1,035,000   Maricopa County, AZ School District No. 24
                 (Gila Bend)(1)                                    5.500     07/01/2022          863,169
       200,000   Marley Park, AZ Community Facilities
                 District(1)                                       5.300     07/15/2031          115,518
       497,000   Merrill Ranch, AZ Community Facilities
                 District No. 1 Special Assessment Lien(1)         5.300     07/01/2030          290,780
       375,000   Palm Valley, AZ Community Facility District
                 No. 3(1)                                          5.300     07/15/2031          212,363
       980,000   Palm Valley, AZ Community Facility District
                 No. 3(1)                                          5.800     07/15/2032          591,851
     5,490,000   Phoenix, AZ IDA (Christian Care)(1)               5.500     07/01/2035        4,031,582
       500,000   Phoenix, AZ IDA (Espiritu Community Devel.
                 Corp.)(1)                                         6.250     07/01/2036          348,170
       490,000   Pima County, AZ IDA (Arizona Charter School)(1)   6.300     07/01/2031          326,340
     1,400,000   Pima County, AZ IDA (Arizona Charter School)(1)   6.500     07/01/2023        1,052,030
     1,315,000   Pima County, AZ IDA (Arizona Charter School)(1)   6.750     07/01/2031          930,310
     2,000,000   Pima County, AZ IDA (Christian Senior
                 Living)(1)                                        5.050     01/01/2037        1,511,940
       500,000   Pima County, AZ IDA (Facility Choice Education
                 & Devel. Corp.)(1)                                6.250     06/01/2026          374,970
       750,000   Pima County, AZ IDA (Facility Choice Education
                 & Devel. Corp.)(1)                                6.375     06/01/2036          521,573
       500,000   Pima County, AZ IDA (P.L.C. Charter Schools)(1)   6.750     04/01/2036          374,330
       120,000   Pima County, AZ IDA (Paradise Education
                 Center)(1)                                        5.875     06/01/2033           71,383
       250,000   Pima County, AZ IDA (Paradise Education
                 Center)(1)                                        6.000     06/01/2036          148,883
     2,845,000   Pima County, AZ IDA (Phoenix Advantage Charter
                 School)                                           5.600     07/01/2023        1,719,404
       500,000   Pima County, AZ IDA (Sonoran Science
                 Academy)(1)                                       5.670     12/01/2027          349,425
       650,000   Pima County, AZ IDA (Sonoran Science
                 Academy)(1)                                       5.750     12/01/2037          418,256
     1,000,000   Pima County, AZ IDA (Valley Academy)(1)           6.500     07/01/2038          761,760
       500,000   Quail Creek, AZ Community Facilities
                 District(1)                                       5.550     07/15/2030          306,255
    22,500,000   Salt Verde, AZ Financial Corp.(1)                 5.000     12/01/2037       15,252,525
    29,030,000   Salt Verde, AZ Financial Corp.(1)                 5.500     12/01/2037       21,324,857


                       2 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Arizona Continued
$   20,000,000   Salte Verde, AZ Financial Corp.(1)                5.000%    12/01/2032   $   13,969,200
        75,000   Show Low Bluff, AZ Community Facilities
                 District Special Assessment(1)                    5.200     07/01/2017           62,346
     1,655,000   Tartesso West, AZ Community Facilities
                 District(1)                                       5.900     07/15/2032        1,013,985
     3,000,000   Verrado, AZ Community Facilities District No.
                 1(1)                                              5.350     07/15/2031        1,893,600
     4,775,000   Verrado, AZ Community Facilities District No.
                 1(1)                                              6.500     07/15/2027        3,709,507
     1,775,000   Vistancia, AZ Community Facilities District(1)    6.750     07/15/2022        1,701,568
       500,000   Westpark, AZ Community Facilities District(1)     5.250     07/15/2031          286,600
                                                                                          --------------
                                                                                              83,537,796
Arkansas--0.1%
     2,550,000   Cave Springs, AR Municipal Property (Creeks
                 Special Sewer District)(1)                        6.250     02/01/2038        1,594,082

California--15.4%
     1,385,000   Azusa, CA Special Tax Community Facilities
                 District No. 05-1(1)                              5.000     09/01/2027          892,259
     4,495,000   Azusa, CA Special Tax Community Facilities
                 District No. 05-1(1)                              5.000     09/01/2037        2,570,016
     2,220,000   Beaumont, CA Financing Authority, Series B(1)     5.875     09/01/2023        1,832,277
    18,330,000   CA Access to Loans for Learning Student Loan
                 Corp.(1)                                          7.000     01/01/2036       17,959,184
    38,650,000   CA County Tobacco Securitization Agency           7.500(3)  06/01/2055          194,410
    16,500,000   CA County Tobacco Securitization Agency           5.714(3)  06/01/2046          363,165
     7,000,000   CA County Tobacco Securitization Agency           6.500(3)  06/01/2046          154,070
     6,000,000   CA County Tobacco Securitization Agency           6.650(3)  06/01/2046          116,340
   129,820,000   CA County Tobacco Securitization Agency           6.700(3)  06/01/2050        1,407,249
     8,450,000   CA County Tobacco Securitization Agency           7.234(3)  06/01/2033          725,010
     8,000,000   CA County Tobacco Securitization Agency           7.750(3)  06/01/2046          155,120
     2,715,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                         5.125     06/01/2038        1,572,229
     4,060,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                         5.125     06/01/2038        2,351,105
     5,000,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                         5.875     06/01/2043        3,289,300
    10,000,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                         6.000     06/01/2042        6,723,800
    93,000,000   CA County Tobacco Securitization Agency (TASC)    6.650(3)  06/01/2046        1,567,050
     4,335,000   CA Golden State Tobacco Securitization Corp.(1)   5.000     06/01/2036        2,484,822
     2,500,000   CA Golden State Tobacco Securitization Corp.      5.000     06/01/2045        1,963,225
    65,930,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(1)                                         0.000(4)  06/01/2037       25,331,625
     1,210,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(1)                                         5.000     06/01/2033          773,517
     1,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                            5.000     06/01/2045          785,290
     9,560,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(1)                                         5.125     06/01/2047        4,930,188
   414,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                            5.973(3)  06/01/2047        8,371,080
   110,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                            6.000(3)  06/01/2047        1,917,300


                       3 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
California Continued
$   26,000,000   CA Health Facilities Financing Authority
                 (Sutter Health/California Pacific Medical
                 Center)                                           5.250%    11/15/2046   $   23,711,740
       590,000   CA Independent Cities Lease Finance Authority
                 (Morgan Hill-Hacienda Valley)(1)                  5.950     11/15/2039          446,429
     1,615,000   Chino, CA Community Facilities District
                 Special Tax No. 2005-1(1)                         5.000     09/01/2027          947,230
     5,015,000   Chino, CA Community Facilities District
                 Special Tax No.2005-1(1)                          5.000     09/01/2036        2,646,466
     2,000,000   Corona-Norco, CA Unified School District
                 Community Facilities No. 04-1(1)                  5.200     09/01/2036        1,190,840
     2,000,000   Corona-Norco, CA Unified School District
                 Public Financing Authority Special Tax(1)         5.000     09/01/2036        1,151,440
     1,000,000   Davis, CA Special Tax Community Facilities
                 District No. 2007-2(1)                            5.200     09/01/2027          719,720
     2,000,000   Davis, CA Special Tax Community Facilities
                 District No. 2007-2(1)                            5.250     09/01/2037        1,314,180
       970,000   Elk Grove, CA Special Tax Community Facilities
                 District No. 2005-1X(1)                           5.250     09/01/2037          375,458
       420,000   Hemet, CA Unified School District(1)              5.050     09/01/2026          302,501
    10,000,000   Imperial, CA Irrigation District(2)               5.125     11/01/2038        9,696,950
    60,000,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                  6.625(3)  06/01/2036        3,791,400
   120,000,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                  6.750(3)  06/01/2047        2,382,000
   360,655,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                  7.000(3)  06/01/2057        2,171,143
   345,750,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                  8.001(3)  06/01/2057        1,383,000
     2,345,000   Jurupa, CA Community Services District Special
                 Tax Community Facilities District No. 14(1)       6.000     09/01/2027        1,773,969
     5,175,000   Jurupa, CA Community Services District Special
                 Tax Community Facilities District No. 14(1)       6.150     09/01/2037        3,672,698
       745,000   Jurupa, CA Community Services District Special
                 Tax Community Facilities District No. 14(1)       6.200     09/01/2037          532,526
     1,425,000   Jurupa, CA Community Services District Special
                 Tax Community Facilities District No. 14(1)       6.200     09/01/2037        1,018,590
     1,685,000   Jurupa, CA Community Services District Special
                 Tax Community Facilities District No. 17(1)       5.200     09/01/2036        1,171,833
     1,270,000   Lake Elsinore, CA Special Tax(1)                  5.150     09/01/2025          866,661
     1,195,000   Lake Elsinore, CA Special Tax(1)                  5.250     09/01/2030          763,784
     2,450,000   Lake Elsinore, CA Special Tax(1)                  5.250     09/01/2035        1,488,939
    15,000,000   Los Angeles, CA Community College District(2)     5.000     08/01/2033       14,648,775
     2,000,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)(1)                      7.125     12/01/2024        1,478,180
     4,175,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Delta Airlines)(1)                         6.350     11/01/2025        2,799,463
       610,000   Menifee, CA Union School District Special
                 Tax(1)                                            5.000     09/01/2026          459,720


                       4 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
California Continued
$      365,000   Menifee, CA Union School District Special Tax
                 Community Facilities District No. 2006-3(1)       5.000%    09/01/2037   $      238,411
     2,500,000   Modesto, CA Special Tax Community Facilities
                 District No. 4(1)                                 5.150     09/01/2036        1,611,000
       660,000   Moreno Valley, CA Unified School District
                 Community Facilities District Special Tax No.
                 2004-3(1)                                         5.000     09/01/2027          462,581
     1,250,000   Moreno Valley, CA Unified School District
                 Community Facilities District Special Tax No.
                 2004-3(1)                                         5.000     09/01/2037          787,950
       580,000   Perris, CA Community Facilities District
                 Special Tax No. 2001(1)                           5.000     09/01/2026          405,437
     1,605,000   Perris, CA Community Facilities District
                 Special Tax No. 2001(1)                           5.000     09/01/2037          977,156
       660,000   Perris, CA Community Facilities District
                 Special Tax No. 2005-1(1)                         5.000     09/01/2037          414,091
     7,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe
                 Enterprise(1)                                     6.625     03/01/2018        5,728,030
    10,000,000   Southern CA Tobacco Securitization Authority      5.125     06/01/2046        5,169,000
    13,675,000   Southern CA Tobacco Securitization Authority      6.400(3)  06/01/2046          265,158
    47,250,000   Southern CA Tobacco Securitization Authority      7.100(3)  06/01/2046          796,163
     5,000,000   Southern CA Tobacco Securitization Authority
                 (TASC)(1)                                         5.000     06/01/2037        2,848,950
     2,500,000   Stockton, CA Public Financing Authority,
                 Series A(1)                                       5.250     09/01/2031        1,905,575
       235,000   Temecula Valley, CA Unified School District
                 Community Facilities District No. 2004(1)         5.000     09/01/2037          149,006
     2,000,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)(1)      5.450     09/01/2026        1,071,500
     1,000,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)(1)      5.500     09/01/2036          478,780
    10,500,000   University of California (Regents Medical
                 Center)                                           5.000     05/15/2037       10,161,585
    16,000,000   University of California (Regents Medical
                 Center)(2)                                        5.250     05/15/2039       16,049,200
       100,000   Victor Valley, CA Union High School District(1)   5.050     09/01/2025           74,797
     1,160,000   Victor Valley, CA Union High School District(1)   5.100     09/01/2035          753,292
     2,025,000   Westside, CA Union School District Community
                 Facilities District Special Tax No. 2005-2(1)     5.000     09/01/2036        1,284,802
                                                                                          --------------
                                                                                             222,967,730
Colorado--4.2%
       500,000   CO Andonea Metropolitan District No. 2(1)         6.125     12/01/2025          325,085
     1,000,000   CO Andonea Metropolitan District No. 3(1)         6.250     12/01/2035          582,560
     2,800,000   CO Arista Metropolitan District(1)                6.750     12/01/2035        1,920,800
       500,000   CO Beacon Point Metropolitan District(1)          6.125     12/01/2025          363,215
     4,500,000   CO Broomfield Village Metropolitan District
                 No. 2(1)                                          6.250     12/01/2032        3,074,985
       960,000   CO Central Marksheffel Metropolitan District(1)   7.250     12/01/2029          720,989
     7,200,000   CO Compark Business Campus Metropolian
                 District(1)                                       5.600     12/01/2034        5,714,136
       500,000   CO Copperleaf Metropolitan District No. 2(1)      5.850     12/01/2026          310,520


                       5 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Colorado Continued
$      625,000   CO Copperleaf Metropolitan District No. 2(1)      5.950%    12/01/2036   $      346,613
       500,000   CO Crystal Crossing Metropolitan District(1)      6.000     12/01/2036          279,415
        10,000   CO Deer Creek Metropolitan District(1)            5.000     12/01/2026           10,179
     5,000,000   CO Educational and Cultural Facilities
                 Authority (Inn at Auraria)                        6.000     07/01/2042        2,782,400
        10,000   CO Educational and Cultural Facilities
                 Authority (University of Northern Colorado)(1)    5.000     07/01/2031            8,489
       500,000   CO Elbert and Highway 86 Metropolitan
                 District(1)                                       5.750     12/01/2036          281,815
     1,000,000   CO Elkhorn Ranch Metropolitan District(1)         6.375     12/01/2035          621,270
       500,000   CO Fallbrook Metropolitan District(1)             5.625     12/01/2026          330,695
        10,000   CO Health Facilities Authority (Denver
                 Options)(1)                                       5.375     02/01/2022            7,173
        30,000   CO Health Facilities Authority (Denver
                 Options)(1)                                       5.625     02/01/2032           18,833
       500,000   CO Heritage Todd Creek Metropolitan District(1)   5.500     12/01/2037          298,055
       500,000   CO High Plains Metropolitan District(1)           6.250     12/01/2035          305,155
       500,000   CO Horse Creek Metropolitan District(1)           5.750     12/01/2036          311,430
    13,000,000   CO Hsg. & Finance Authority (Single Family)(2)    5.500     11/01/2029       13,372,775
       500,000   CO Huntington Trails Metropolitan District(1)     6.250     12/01/2036          303,870
     1,825,000   CO International Center Metropolitan District
                 No.3(1)                                           6.500     12/01/2035        1,101,680
       500,000   CO Liberty Ranch Metropolitan District(1)         6.250     12/01/2036          303,870
       625,000   CO Madre Metropolitan District No. 2(1)           5.500     12/01/2036          304,219
     1,000,000   CO Murphy Creek Metropolitan District No. 3(1)    6.000     12/01/2026          692,800
     2,850,000   CO Murphy Creek Metropolitan District No. 3(1)    6.125     12/01/2035        1,792,821
     2,670,000   CO North Pines Metropolitan District(1)           6.750     12/01/2036        1,825,532
     1,545,000   CO North Range Metropolitan District No. 1(1)     5.000     12/15/2024          874,316
     1,250,000   CO North Range Metropolitan District No. 2(1)     5.500     12/15/2018          900,150
       500,000   CO North Range Metropolitan District No. 2(1)     5.500     12/15/2037          258,035
     1,000,000   CO Northwest Metropolitan District No. 3(1)       6.125     12/01/2025          575,720
     1,875,000   CO Northwest Metropolitan District No. 3(1)       6.250     12/01/2035          983,175
       125,000   CO Potomac Farms Metropolitan District(1)         0.000(4)  12/01/2023           98,803
       750,000   CO Potomac Farms Metropolitan District(1)         7.250     12/01/2037          497,348
       500,000   CO Prairie Center Metropolitan District No.
                 3(1)                                              5.250     12/15/2021          370,420
       815,000   CO Prairie Center Metropolitan District No.
                 3(1)                                              5.400     12/15/2031          524,184
       750,000   CO Regency Metropolitan District(1)               5.750     12/01/2036          403,208
        20,000   CO Ridges Metropolitan District Mesa County(1)    6.100     10/15/2013           20,081
     1,000,000   CO Serenity Ridge Metropolitan District No. 2     7.500     12/01/2034          478,950
       270,000   CO Silver Dollar Metropolitan District(1)         5.100     12/01/2030          171,836
       500,000   CO Silver Peaks Metropolitan District(1)          5.750     12/01/2036          295,985
     1,000,000   CO Sorrell Ranch Metropolitan District            6.750     12/15/2036          652,610
       685,000   CO Tallgrass Metropolitan District(1)             5.250     12/01/2037          391,847
       540,000   CO Tallyns Reach Metropolitan District No. 3(1)   5.100     12/01/2026          413,413
       500,000   CO Traditions Metropolitan District No. 2(1)      5.750     12/01/2036          311,430
     1,129,000   CO Wheatlands Metropolitan District(1)            6.000     12/01/2025          772,642
       500,000   CO Wheatlands Metropolitan District(1)            6.125     12/01/2035          314,530
       250,000   CO Woodmen Heights Metropolitan District No.
                 1(1)                                              6.750     12/01/2020          203,580


                       6 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Colorado Continued
$    4,500,000   CO Woodmen Heights Metropolitan District No.
                 1(1)                                              7.000%    12/01/2030   $    3,263,130
    10,000,000   Ebert, CO Metropolitan District(1)                5.350     12/01/2037        7,557,100
       175,000   Fairplay, CO Sanitation District(1)               5.250     12/15/2031          117,535
       180,000   Jefferson County, CO (Section 14 Metropolitan
                 District)(1)                                      5.000     12/01/2018          168,133
     2,970,000   Loveland, CO Special Assessment(1)                5.625     07/01/2029        1,914,967
        30,000   University of Colorado Hospital Authority(1)      5.200     11/15/2017           28,884
        20,000   University of Colorado Hospital Authority(1)      5.250     11/15/2022           17,825
                                                                                          --------------
                                                                                              60,891,216
Connecticut--0.5%
        75,000   CT Devel. Authority (Church Homes)(1)             5.800     04/01/2021           66,304
       785,000   CT H&EFA (Bridgeport Hospital)(1)                 6.625     07/01/2018          788,517
        50,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                 Hospital Foundation Obligated Group)(1)           5.250     07/01/2015           50,002
        25,000   CT H&EFA (DKH)(1)                                 5.375     07/01/2016           25,054
       220,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)        5.375     07/01/2026          220,033
        20,000   CT H&EFA (Lawrence & Memorial Hospital)(1)        5.000     07/01/2013           19,943
        50,000   CT H&EFA (Middlesex Hospital)(1)                  5.125     07/01/2017           48,076
        10,000   CT H&EFA (Sacred Heart University)(1)             5.000     07/01/2028            8,105
        20,000   CT HFA(1)                                         5.200     11/15/2021           20,100
        60,000   CT HFA(1)                                         5.600     06/15/2017           60,125
       500,000   Georgetown, CT Special Taxing District(1)         5.125     10/01/2036          231,130
    10,150,000   Mashantucket, CT Western Pequot Tribe, Series
                 B(1)                                              5.750     09/01/2027        5,532,055
                                                                                          --------------
                                                                                               7,069,444
Delaware--0.3%
     4,000,000   Bridgeville, DE Special Obligation (Heritage
                 Shores)(1)                                        5.450     07/01/2035        2,241,800
         5,000   DE Health Facilities Authority (Bayhealth
                 Medical Center)(1)                                5.200     07/01/2029            4,777
     1,000,000   Kent County, DE Student Hsg. (Delaware State
                 University Student Hsg. Foundation)(1)            5.000     07/01/2025          627,370
       630,000   Kent County, DE Student Hsg. (Delaware State
                 University Student Hsg. Foundation)(1)            5.000     07/01/2030          359,321
     2,310,000   Millsboro, DE Special Obligation (Plantation
                 Lakes)(1)                                         5.450     07/01/2036        1,313,258
                                                                                          --------------
                                                                                               4,546,526
District of Columbia--0.5%
       720,000   District of Columbia Tobacco Settlement
                 Financing Corp.(1)                                6.750     05/15/2040          560,117
    72,125,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                            6.375(3)  06/15/2046        1,147,509
   304,205,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                            6.924(3)  06/15/2046        5,691,676
                                                                                          --------------
                                                                                               7,399,302
Florida--24.4%
       845,000   Aberdeen, FL Community Devel. District(1)         5.250     11/01/2015          538,738
       900,000   Aberdeen, FL Community Devel. District(1)         5.500     05/01/2036          471,609


                       7 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Florida Continued
$    1,955,000   Amelia Concourse, FL Community Devel.
                 District(1)                                       5.750%    05/01/2038   $    1,172,550
       700,000   Amelia Walk, FL Community Devel. District
                 Special Assessment(1)                             5.500     05/01/2037          369,726
    14,380,000   Arborwood, FL Community Devel. District
                 (Centex Homes)(1)                                 5.250     05/01/2016       11,098,484
     1,130,000   Arlington Ridge, FL Community Devel.
                 District(5)                                       5.500     05/01/2036          497,426
     6,610,000   Ave Maria Stewardship, FL Community Devel.
                 District(1)                                       5.125     05/01/2038        3,367,927
     1,470,000   Avelar Creek, FL Community Devel. District(1)     5.375     05/01/2036          848,866
       435,000   Avignon Villages, FL Community Devel.
                 District(5,6)                                     5.300     05/01/2014          195,298
       245,000   Avignon Villages, FL Community Devel.
                 District(5,6)                                     5.400     05/01/2037          109,993
       420,000   Bahia Lakes, FL Community Devel. District(1)      5.450     05/01/2037          244,201
     1,600,000   Bainebridge, FL Community Devel. District(1)      5.500     05/01/2038          872,512
        65,000   Baker County, FL Hospital Authority(1)            5.300     12/01/2023           45,049
     7,680,000   Bartram Park, FL Community Devel. District(1)     5.300     05/01/2035        4,296,346
     1,840,000   Bay Laurel Center, FL Community Devel.
                 District(1)                                       5.450     05/01/2037        1,095,794
     1,520,000   Baywinds, FL Community Devel. District(1)         5.250     05/01/2037          694,990
     1,325,000   Beacon Lakes, FL Community Devel. District
                 Special Assessment(1)                             6.000     05/01/2038          830,033
     1,200,000   Beacon Lakes, FL Community Devel. District
                 Special Assessment(1)                             6.200     05/01/2038          737,028
     1,775,000   Beacon, FL Tradeport Community Devel.
                 District(1)                                       7.250     05/01/2033        1,505,786
       115,000   Bluewaters, FL Community Devel. District
                 Special Assessment(1)                             6.000     05/01/2035           89,018
     1,975,000   Boynton Village, FL Community Devel. District
                 Special Assessment(1)                             6.000     05/01/2038        1,165,843
        25,000   Broward County, FL Educational Facilities
                 Authority (Nova Southeastern University)(1)       5.625     04/01/2034           21,955
       200,000   Cape Coral, FL Health Facilities Authority
                 (Gulf Care)(1)                                    5.625     10/01/2027          171,764
       195,000   Cape Coral, FL Health Facilities Authority
                 (Gulf Care)(1)                                    6.000     10/01/2025          182,438
     1,325,000   Cascades, FL Groveland Community Devel.
                 District(1)                                       5.300     05/01/2036          588,565
     1,965,000   Catalina at Winkler Preserve, FL Community
                 Devel. District(1)                                5.600     05/01/2036        1,268,073
     3,830,000   Century Gardens at Tamiami, FL Community
                 Devel. District (Century Gardens at Tamiami)(1)   6.125     05/01/2012        2,140,817
     6,740,000   Century Gardens at Tamiami, FL Community
                 Devel. District (Century Gardens at Tamiami)(1)   6.250     05/01/2037        3,620,458
     3,400,000   Chapel Creek, FL Community Devel. District
                 Special Assessment(1)                             5.500     05/01/2038        1,547,034
     1,500,000   City Center, FL Community Devel. District(1)      6.000     05/01/2038          930,225
     1,675,000   Clearwater Cay, FL Community Devel. District(1)   5.500     05/01/2037          765,710
     3,470,000   Concorde Estates, FL Community Devel.
                 District(1)                                       5.850     05/01/2035        1,770,845
     1,245,000   Connerton West, FL Community Devel. District      5.125     05/01/2016          786,168
     1,620,000   Copperstone, FL Community Devel. District(1)      5.200     05/01/2038          849,803


                       8 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Florida Continued
$    2,640,000   Cordoba Ranch, FL Community Devel. District
                 Special Assessment(5,6)                           5.550%    05/01/2037   $    1,042,430
       425,000   Coronado, FL Community Devel. District(1)         6.000     05/01/2038          268,413
     4,365,000   Creekside, FL Community Devel. District(1)        5.200     05/01/2038        2,207,686
       390,000   Crestview II, FL Community Devel. District
                 Special Assessment(1)                             5.600     05/01/2037          250,907
       875,000   Crosscreek, FL Community Devel. District(1)       5.500     05/01/2017          409,308
       425,000   Crosscreek, FL Community Devel. District(1)       5.600     05/01/2039          195,878
     5,800,000   Cypress Creek of Hillsborough County, FL
                 Community Devel. District(1)                      5.350     05/01/2037        2,698,508
     1,495,000   Dade County, FL IDA (Miami Cerebral Palsy
                 Residence)(1)                                     8.000     06/01/2022        1,258,162
        10,000   Dania, FL Sales Tax(1)                            5.000     10/01/2025            9,332
        25,000   Destin, FL Community Redevel. Agency (Town
                 Center Area)(1)                                   5.300     05/01/2027           17,090
     1,840,000   Dupree Lakes, FL Community Devel. District(1)     5.375     05/01/2037        1,079,105
     1,015,000   Durbin Crossing, FL Community Devel. District
                 Special Assessment(1)                             5.250     11/01/2015          639,795
        10,000   Duval County, FL HFA (C.A.U. Eagles Point
                 North/
                 C.A.U. Cedars Obligated Group)(1)                 5.650     07/01/2022            8,862
       380,000   East Homestead, FL Community Devel. District(1)   5.000     05/01/2011          276,754
     2,400,000   East Homestead, FL Community Devel. District(1)   5.375     05/01/2036        1,310,856
     1,365,000   East Homestead, FL Community Devel. District(1)   5.450     11/01/2036          836,295
       500,000   Enclave at Black Point Marina, FL Community
                 Devel. District(1)                                5.200     05/01/2014          330,555
       225,000   Enclave at Black Point Marina, FL Community
                 Devel. District(1)                                5.400     05/01/2037          113,004
        50,000   Escambia County, FL Health Facilities
                 Authority (Baptist Manor)(1)                      5.125     10/01/2019           45,239
       805,000   Fiddler's Creek, FL Community Devel.
                 District(1)                                       5.875     05/01/2021          603,114
     7,490,000   Fiddler's Creek, FL Community Devel. District
                 No.2(1)                                           6.000     05/01/2038        4,692,036
       550,000   FL Capital Trust Agency (AHF Florida LLC)(1)      8.125     10/01/2038          360,806
     2,550,000   FL Capital Trust Agency (American
                 Opportunity)(1)                                   5.875     06/01/2038        1,427,796
     5,850,000   FL Capital Trust Agency (Atlantic Hsg.
                 Foundation)(1)                                    7.000     07/15/2032        4,755,875
     1,875,000   FL Capital Trust Agency (Atlantic Hsg.
                 Foundation)(1)                                    8.260     07/15/2038        1,539,038
    10,440,000   FL COP (Dept. of Management Services)(2)          5.250     08/01/2028       10,438,747
        25,000   FL Correctional Private Commission (350 Bed
                 Youthful) COP(1)                                  5.000     08/01/2017           25,013
       240,000   FL Gateway Services Community Devel. District
                 (Sun City Center)(1)                              6.500     05/01/2033          192,874
     7,760,000   FL Island at Doral III Community Devel.
                 District Special Assessment(1)                    5.900     05/01/2035        4,824,625
     1,100,000   FL Lake Ashton II Community Devel. District(1)    5.375     05/01/2036          631,939
        35,000   FL Mira Lago West Community Devel. District(1)    5.375     05/01/2036           20,920
     1,000,000   FL New Port Tampa Bay Community Devel.
                 District(5)                                       5.300     11/01/2012          350,200
     7,220,000   FL New Port Tampa Bay Community Devel.
                 District(5)                                       5.875     05/01/2038        2,528,444


                       9 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Florida Continued
$      500,000   FL Parker Road Community Devel. District(1)       5.350%    05/01/2015   $      293,830
       495,000   FL Parker Road Community Devel. District(1)       5.600     05/01/2038          267,815
       950,000   FL Principal One Community Devel. District(1)     5.650     05/01/2035          699,504
        60,000   FL State Board of Education(1)                    5.000     06/01/2024           60,106
     3,955,000   Flora Ridge, FL Educational Facilities Benefit
                 District(1)                                       5.300     05/01/2037        2,425,404
     2,500,000   Fontainbleau Lakes, FL Community Devel.
                 District(1)                                       6.000     05/01/2015        1,984,050
       910,000   Fontainbleau Lakes, FL Community Devel.
                 District(1)                                       6.000     05/01/2038          525,443
     1,020,000   Forest Creek, FL Community Devel. District(1)     5.450     05/01/2036          545,017
    10,000,000   Grand Bay at Doral, FL Community Devel.
                 District(1)                                       6.000     05/01/2017        6,950,300
     3,000,000   Grand Bay at Doral, FL Community Devel.
                 District(1)                                       6.000     05/01/2039        1,539,690
     3,580,000   Greater Lakes/Sawgrass Bay, FL Community
                 Devel. District(1)                                5.500     05/01/2038        1,923,892
     3,735,000   Harrison Ranch, FL Community Devel. District(1)   5.300     05/01/2038        2,071,356
       375,000   Hawks Point, FL Community Devel. District(1)      5.300     05/01/2039          207,004
     3,835,000   Heritage Bay, FL Community Devel. District(1)     5.500     05/01/2036        2,254,827
       930,000   Heritage Harbour South, FL Community Devel.
                 District(1)                                       6.500     05/01/2034          816,707
       195,000   Heritage Isles, FL Community Devel. District(6)   7.100     10/01/2023          101,228
     1,215,000   Heritage Plantation, FL Community Devel.
                 District                                          5.400     05/01/2037          602,798
        10,000   Hialeah, FL Hsg. Authority(1)                     5.800     06/20/2033           10,164
       310,000   Highland Meadows, FL Community Devel. District
                 Special Assessment, Series A(1)                   5.500     05/01/2036          136,645
       920,000   Highlands, FL Community Devel. District(1)        5.000     05/01/2011          830,466
     5,600,000   Highlands, FL Community Devel. District(1)        5.550     05/01/2036        3,035,312
       745,000   Hillsborough County, FL IDA (Senior Care
                 Group)(1)                                         6.750     07/01/2029          556,910
        25,000   Hillsborough County, FL IDA (Tampa General
                 Hospital)(1)                                      5.400     10/01/2028           21,290
        25,000   Indian River County, FL Water and Sewer(1)        5.250     09/01/2020           25,378
       890,000   Indigo, FL Community Devel. District(1)           5.750     05/01/2036          469,493
        10,000   Jacksonville, FL Electric Authority (Water and
                 Sewer)(1)                                         5.250     10/01/2039            9,907
        35,000   Jacksonville, FL Health Facilities Authority
                 (Daughters of Charity Health Services of
                 Austin)(1)                                        5.250     08/15/2027           35,286
        25,000   Jacksonville, FL Sales Tax(1)                     5.000     10/01/2030           24,966
     3,980,000   K-Bar Ranch, FL Community Devel. District
                 Special Assessment(1)                             5.450     05/01/2036        2,196,283
     5,590,000   Keys Cove, FL Community Devel. District(1)        5.500     05/01/2036        3,655,860
       225,000   Lake Frances, FL Community Devel. District
                 Special Assessment(1)                             5.300     05/01/2037          117,522
        75,000   Lakeland, FL Hospital System (Lakeland
                 Regional Medical Center)(1)                       5.250     11/15/2025           66,485
       250,000   Lakeside Landings, FL Devel. District             5.500     05/01/2038          124,170
     1,000,000   Landmark at Doral, FL Community Devel.
                 District Special Assessment(1)                    5.500     05/01/2038          455,010
     4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)(1)   6.750     10/01/2032        3,163,005
       500,000   Legends Bay, FL Community Devel. District(1)      5.500     05/01/2014          280,520


                      10 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Florida Continued
$      500,000   Legends Bay, FL Community Devel. District(1)      5.875%    05/01/2038   $      255,415
     2,070,000   Lucaya, FL Community Devel. District(1)           5.375     05/01/2035        1,231,422
     2,500,000   Madeira, FL Community Devel. District(1)          5.250     11/01/2014        1,358,775
     2,500,000   Madeira, FL Community Devel. District(1)          5.450     05/01/2039        1,225,875
       530,000   Madison County, FL Mtg. (Twin Oaks)(1)            6.000     07/01/2025          378,293
     1,775,000   Magnolia Creek, FL Community Devel. District(1)   5.900     05/01/2039          981,202
     1,455,000   Magnolia West, FL Community Devel. District
                 Special Assessment(1)                             5.350     05/01/2037          777,756
     1,865,000   Marsh Harbor, FL Community Devel. District,
                 Series A(1)                                       5.450     05/01/2036        1,196,976
     9,135,000   Meadow Pines, FL Community Devel. District
                 Special Assessment(1)                             6.250     05/01/2034        6,218,286
     1,500,000   Meadow Woods, FL Community Devel. District
                 Special Assessment(1)                             6.050     05/01/2035          789,225
     2,975,000   Mediterranea, FL Community Devel. District
                 Special Assessment(1)                             5.600     05/01/2037        1,450,937
     2,390,000   Miami Beach, FL Health Facilities Authority
                 (Mt. Sinai Medical Center)(1)                     6.800     11/15/2031        1,528,023
        50,000   Miami, FL Health Facilities Authority
                 (Catholic Health East)(1)                         5.250     11/15/2028           44,713
     3,000,000   Miami-Dade County, FL Aviation(7)                 5.000     10/01/2029        2,913,900
     2,440,000   Midtown Miami, FL Community Devel. District
                 Special Assessment(1)                             6.500     05/01/2037        1,626,187
     4,205,000   Miromar Lakes, FL Community Devel. District(1)    6.875     05/01/2035        2,978,822
     3,445,000   Miromar Lakes, FL Community Devel. District(1)    7.375     05/01/2032        2,637,733
     3,865,000   Monterey/Congress, FL Community Devel.
                 District Special Assessment(1)                    5.375     05/01/2036        2,285,954
     9,555,000   Moody River, FL Estates Community Devel.
                 District(1)                                       5.350     05/01/2036        4,574,552
    11,110,000   Myrtle Creek, FL Improvement District Special
                 Assessment(1)                                     5.200     05/01/2037        5,830,084
       160,000   Naples, FL Hospital Revenue (Naples Community
                 Hospital)(1)                                      5.250     10/01/2014          159,989
       580,000   Naturewalk, FL Community Devel. District(1)       5.300     05/01/2016          292,970
       495,000   Naturewalk, FL Community Devel. District(1)       5.500     05/01/2038          245,857
     1,800,000   Northern Palm Beach, FL Improvement District(1)   5.350     08/01/2041        1,007,514
       480,000   Oak Creek, FL Community Devel. District
                 Special Assessment(1)                             5.800     05/01/2035          289,526
     7,605,000   Oakland, FL Charter School(1)                     6.950     12/01/2032        5,915,930
     1,345,000   Oakmont Grove, FL Community Devel. District
                 Special Assessment(1)                             5.250     05/01/2012          633,051
       495,000   Oakmont Grove, FL Community Devel. District
                 Special Assessment(1)                             5.400     05/01/2038          221,399
       300,000   Orange County, FL Health Facilities Authority
                 (GF Orlando/CFGH Obligated Group)(1)              8.875     07/01/2021          300,057
       800,000   Orange County, FL Health Facilities Authority
                 (GF Orlando/CFGH Obligated Group)(1)              9.000     07/01/2031          738,624


                      11 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Florida Continued
$      250,000   Orange County, FL Health Facilities Authority
                 (Orlando Lutheran Tower)(1)                       5.500%    07/01/2032   $      154,798
       375,000   Orange County, FL Health Facilities Authority
                 (Orlando Lutheran Tower)(1)                       5.500     07/01/2038          220,849
    10,000,000   Orange County, FL School Board COP(2)             5.500     08/01/2034       10,083,350
        25,000   Orlando & Orange County, FL Expressway
                 Authority(1)                                      5.000     07/01/2028           24,816
     1,250,000   Palm Bay, FL Educational Facilities (Patriot
                 Charter School)(6)                                7.000     07/01/2036          749,975
        35,000   Palm Beach County, FL Health Facilities
                 Authority (Boca Raton Community Hospital)(1)      5.500     12/01/2021           23,830
        25,000   Palm Beach County, FL Health Facilities
                 Authority (Boca Raton Community Hospital)(1)      5.625     12/01/2031           14,660
     2,070,000   Palm Coast Park, FL Community Devel. District
                 Special Assessment(1)                             5.700     05/01/2037        1,123,948
     1,365,000   Palm Glades, FL Community Devel. District(1)      4.850     05/01/2011          833,169
     2,500,000   Palm Glades, FL Community Devel. District(1)      5.300     05/01/2036        1,476,250
       460,000   Palm River, FL Community Devel. District(5)       5.150     05/01/2013          206,512
       245,000   Palm River, FL Community Devel. District(5)       5.375     05/01/2036          109,995
     4,600,000   Palma Sola Trace, FL Community Devel.
                 District(1)                                       5.750     05/01/2035        2,681,386
     2,620,000   Parkway Center, FL Community Devel. District,
                 Series A(1)                                       6.125     05/01/2024        1,800,176
     2,205,000   Parkway Center, FL Community Devel. District,
                 Series A(1)                                       6.300     05/01/2034        1,384,012
     1,450,000   Pine Ridge Plantation, FL Community Devel.
                 District(1)                                       5.400     05/01/2037          680,413
     1,500,000   Pinellas County, FL Health Facility Authority
                 (St. Mark Village)(1)                             5.650     05/01/2037          976,770
       430,000   Poinciana West, FL Community Devel. District
                 Special Assessment(1)                             6.000     05/01/2037          308,671
        25,000   Port Everglades, FL Authority, Series A(1)        5.000     09/01/2016           25,356
       705,000   Port St. Lucie, FL Special Assessment (Peacock
                 & Lowry)(1)                                       5.350     07/01/2027          470,898
       670,000   Portico, FL Community Devel. District(1)          5.450     05/01/2037          366,865
     2,670,000   Portofino Cove, FL Community Devel. District
                 Special Assessment(1)                             5.250     05/01/2012        1,528,522
       500,000   Portofino Cove, FL Community Devel. District
                 Special Assessment(1)                             5.500     05/01/2038          273,250
       285,000   Portofino Landings, FL Community Devel.
                 District Special Assessment(1)                    5.200     05/01/2017          205,867
     1,000,000   Portofino Landings, FL Community Devel.
                 District Special Assessment(1)                    5.400     05/01/2038          542,740
       270,000   Portofino Springs, FL Community Devel.
                 District Special Assessment(1)                    5.500     05/01/2038          149,434
     7,000,000   Quarry, FL Community Devel. District(1)           5.250     05/01/2016        5,236,420
       685,000   Quarry, FL Community Devel. District(1)           5.250     05/01/2036          366,461
    46,245,000   Quarry, FL Community Devel. District(1)           5.500     05/01/2036       25,776,963


                      12 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Florida Continued
$   11,015,000   Renaissance Commons, FL Community Devel.
                 District, Series A(1)                             5.600%    05/01/2036   $    6,559,212
     1,710,000   Reunion East, FL Community Devel. District(1)     5.800     05/01/2036          876,341
     6,025,000   Reunion East, FL Community Devel. District,
                 Series A(1)                                       7.375     05/01/2033        3,894,861
     2,405,000   Reunion West, FL Community Devel. District(1)     6.250     05/01/2036        1,177,344
       750,000   Ridgewood Trails, FL Community Devel.
                 District(1)                                       5.650     05/01/2038          397,395
     2,465,000   River Glen, FL Community Devel. District
                 Special Assessment(1)                             5.450     05/01/2038        1,333,146
     1,165,000   Riverwood Estates, FL Community Devel.
                 District Special Assessment(5,6)                  5.350     05/01/2037          407,983
       165,000   Rolling Hills, FL Community Devel. District(1)    5.450     05/01/2037          103,443
       400,000   Santa Rosa Bay, FL Bridge Authority               6.250     07/01/2028          230,228
    16,500,000   Sarasota, FL National Community Devel.
                 District Special Assessment(1)                    5.300     05/01/2039        8,660,355
        25,000   Seminole County, FL GO(1)                         5.125     04/01/2010           25,087
     2,285,000   Shingle Creek, FL Community Devel. District(1)    6.100     05/01/2025        1,462,240
     6,340,000   Shingle Creek, FL Community Devel. District(1)    6.125     05/01/2037        3,526,688
     2,875,000   Six Mile Creek, FL Community Devel. District(1)   5.875     05/01/2038        1,246,744
     1,245,000   Sonoma Bay, FL Community Devel. District,
                 Series A(1)                                       5.450     05/01/2036          723,955
     1,750,000   South Bay, FL Community Devel. District(6)        5.125     11/01/2009          610,225
     2,750,000   South Bay, FL Community Devel. District(5,6)      5.375     05/01/2013          959,888
     5,400,000   South Bay, FL Community Devel. District(5)        5.950     05/01/2036        1,884,816
        75,000   South Lake County, FL Hospital District
                 (Orlando Regional Healthcare System)(1)           5.800     10/01/2034           66,145
     1,280,000   South-Dade, FL Venture Community Devel.
                 District(1)                                       6.125     05/01/2034        1,011,328
     3,000,000   St. John's Forest, FL Community Devel.
                 District,
                 Series A(1)                                       6.125     05/01/2034        2,065,230
       400,000   St. Johns County, FL IDA (St. John's County
                 Welfare Federation)(1)                            5.250     10/01/2041          224,736
       980,000   Stonebrier, FL Community Devel. District(1)       5.500     05/01/2037          543,381
       880,000   Stonegate, FL Community Devel. District(1)        6.000     05/01/2024          761,244
       995,000   Stonegate, FL Community Devel. District(1)        6.125     05/01/2034          786,150
     1,055,000   Stoneybrook, FL South Community Devel.
                 District(1)                                       5.800     05/01/2039          581,094
       695,000   Summerville, FL Community Devel. District(1)      5.500     05/01/2036          372,346
        10,000   Sunrise, FL Utility System(1)                     5.250     10/01/2019           10,004
     2,000,000   Sweetwater Creek, FL Community Devel.
                 District(1)                                       5.500     05/01/2038          950,040
     2,535,000   Tern Bay, FL Community Devel. District(5,6)       5.000     05/01/2015          887,782
       485,000   Tern Bay, FL Community Devel. District(5,6)       5.375     05/01/2037          169,847
     4,815,000   Town Center, FL at Palm Coast Community Devel.
                 District(1)                                       6.000     05/01/2036        2,830,787
       240,000   Turnbull Creek, FL Community Devel. District
                 Special Assessment(1)                             5.250     05/01/2037          126,142
     9,375,000   Turnbull Creek, FL Community Devel. District
                 Special Assessment(1)                             5.800     05/01/2035        5,804,156
     9,175,000   Two Creeks, FL Community Devel. District(1)       5.250     05/01/2037        4,705,674


                      13 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Florida Continued
$       25,000   University of South Florida (University
                 Bookstore)(1)                                     5.900%    07/01/2010   $       25,086
     5,740,000   Verandah East, FL Community Devel. District(1)    5.400     05/01/2037        3,252,973
     4,455,000   Verandah, FL Community Devel District(1)          5.250     05/01/2036        2,581,762
     1,065,000   Verano Center, FL Community Devel. District(1)    5.375     05/01/2037          497,675
     9,250,000   Verona Walk, FL Community Devel. District(1)      5.375     05/01/2037        5,285,358
     1,000,000   Villa Portofino East, FL Community Devel.
                 District(1)                                       5.200     05/01/2037          620,210
     1,720,000   Villa Portofino West, FL Community Devel.
                 District(1)                                       5.350     05/01/2036        1,123,487
     2,565,000   Villa Vizcaya, FL Community Devel. District
                 Special Assessment(1)                             5.350     05/01/2017        1,818,072
       420,000   Villa Vizcaya, FL Community Devel. District
                 Special Assessment(1)                             5.550     05/01/2039          232,676
     1,575,000   Villages of Westport, FL Community Devel.
                 District(1)                                       5.700     05/01/2035          900,475
     6,900,000   Villagewalk of Bonita Springs, FL Community
                 Devel. District(1)                                5.150     05/01/2038        3,588,207
     5,025,000   Vista, FL Community Devel. District Special
                 Assessment(1)                                     5.375     05/01/2037        2,871,235
     1,500,000   Waterford Estates, FL Community Devel.
                 District Special Assessment(6)                    5.125     05/01/2013          711,120
     2,430,000   Waterford Estates, FL Community Devel.
                 District Special Assessment(1)                    5.500     05/01/2037        1,110,850
     3,630,000   Watergrass, FL Community Devel. District
                 Special Assessment(1)                             4.875     11/01/2010        2,031,239
     1,250,000   Watergrass, FL Community Devel. District
                 Special Assessment(1)                             5.125     11/01/2014          639,775
       790,000   Watergrass, FL Community Devel. District
                 Special Assessment(1)                             5.375     05/01/2039          374,484
     5,960,000   Watergrass, FL Community Devel. District
                 Special Assessment(1)                             5.500     05/01/2036        2,928,446
       950,000   Waterlefe, FL Community Devel. District Golf
                 Course(5)                                         8.125     10/01/2025           19,000
     6,715,000   Waters Edge, FL Community Devel. District(1)      5.300     05/01/2036        4,007,579
       840,000   Waters Edge, FL Community Devel. District(1)      5.350     05/01/2039          418,278
       250,000   Waters Edge, FL Community Devel. District(1)      5.400     05/01/2039          124,488
     1,785,000   Waterstone, FL Community Devel. District(6)       5.500     05/01/2018          989,336
     3,895,000   Wentworth Estates, FL Community Devel.
                 District(1)                                       5.125     11/01/2012        1,973,674
     3,670,000   Wentworth Estates, FL Community Devel.
                 District(1)                                       5.625     05/01/2037        1,788,134
        70,000   West Palm Beach, FL Utility System(1)             5.000     10/01/2027           68,921
       945,000   West Villages, FL Improvement District(1)         5.350     05/01/2015          730,315
     4,085,000   West Villages, FL Improvement District            5.500     05/01/2037        2,135,189
     3,500,000   West Villages, FL Improvement District(1)         5.500     05/01/2038        1,820,595
     7,450,000   West Villages, FL Improvement District(1)         5.800     05/01/2036        4,106,217
     4,925,000   Westridge, FL Community Devel. District(5)        5.800     05/01/2037        2,260,329
     5,840,000   Westside, FL Community Devel. District(1)         5.650     05/01/2037        3,360,161
       680,000   World Commerce, FL Community Devel. District
                 Special Assessment(1)                             5.500     05/01/2038          269,654


                      14 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Florida Continued
$    5,445,000   World Commerce, FL Community Devel. District
                 Special Assessment(1)                             6.125%    05/01/2035   $    2,422,481
     2,800,000   World Commerce, FL Community Devel. District
                 Special Assessment(1)                             6.500     05/01/2036        1,311,772
     2,250,000   Wyld Palms, FL Community Devel. District(1)       5.400     05/01/2015          929,543
     1,445,000   Wyld Palms, FL Community Devel. District(1)       5.500     05/01/2038          585,803
       450,000   Zephyr Ridge, FL Community Devel. District        5.250     05/01/2013          226,791
       975,000   Zephyr Ridge, FL Community Devel. District        5.625     05/01/2037          475,049
                                                                                          --------------
                                                                                             353,242,200
Georgia--4.6%
    13,410,000   Athens, GA Area Facilities Corp. COP (Georgia
                 Dept. of Labor)(1)                                5.000     06/15/2037       11,663,213
    12,990,000   Atlanta, GA Devel. Authority Student Hsg.
                 (Clark Atlanta University)(1)                     6.000     07/01/2036        7,185,938
     2,470,000   Atlanta, GA Devel. Authority Student Hsg.
                 (Clark Atlanta University)(1)                     6.250     07/01/2036        1,418,151
        15,000   Atlanta, GA HDC (Bedford Tower)(1)                6.250     01/01/2015           15,032
        20,000   Chatham County, GA Hospital Authority
                 (Memorial Health University Medical Center)(1)    5.500     01/01/2034           14,039
        10,000   Clark County, GA Hospital Authority (Athens
                 Regional Medical)(1)                              5.250     01/01/2029            9,867
        50,000   Columbus, GA Building Authority(1)                5.500     04/01/2013           50,167
        15,000   Dalton, GA Devel. Authority (Hamilton Health
                 Care System)(1)                                   5.000     08/15/2028           11,943
        30,000   Dalton, GA Devel. Authority (Hamilton Health
                 Care System/Hamilton Medical Center Obligated
                 Group)(1)                                         5.375     08/15/2016           29,748
     9,090,000   De Kalb County, GA Devel. Authority Public
                 Purpose(1)                                        5.500     12/10/2023        6,966,667
        10,000   De Kalb County, GA Hsg. Authority (Spring
                 Chase Apartments)(1)                              5.400     11/01/2030           10,021
     3,735,000   East Point, GA (Camp Creek), Series B(1)          8.000     02/01/2026        3,535,626
     5,575,000   East Point, GA (Camp Creek), Series B(1)          8.000     02/01/2026        5,277,407
       100,000   Fulton County, GA Hospital Authority
                 (Northside Hospital)(1)                           5.125     10/01/2016           95,508
        10,000   Fulton County, GA Hospital Authority
                 (Northside Hospital)(1)                           5.375     10/01/2012           10,000
       225,000   GA Hsg. and Finance Authority (Hunters
                 Grove)(1)                                         5.850     01/01/2017          225,353
     5,000,000   GA Main Street Natural Gas(1)                     5.500     09/15/2026        3,955,350
    13,000,000   GA Main Street Natural Gas(1)                     5.500     09/15/2027       10,115,560
     5,000,000   GA Main Street Natural Gas(1)                     5.500     09/15/2028        3,868,150
       120,000   GA Municipal Electric Authority, Series A(1)      5.000     11/01/2024          120,018
     2,260,000   Northwestern Gwinnett County, GA Facilities
                 Corp. COP (Dept. of Labor)(1)                     5.000     06/15/2021        2,243,638
       900,000   Northwestern Gwinnett County, GA Facilities
                 Corp. COP (Dept. of Motor Vehicle Safety)(1)      5.000     06/15/2021          893,484


                      15 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Georgia Continued
$    4,465,000   Northwestern Gwinnett County, GA Facilities
                 Corp. II COP (Georgia Dept. of Driver
                 Services)(1)                                      5.000%    06/15/2028   $    4,021,804
     1,770,000   Northwestern Gwinnett County, GA Facilities
                 Corp. II COP (Georgia Dept. of Driver
                 Services)(1)                                      5.000     06/15/2028        1,594,310
     3,135,000   Northwestern Gwinnett County, GA Facilities
                 Corp. II COP (Georgia Dept. of Driver
                 Services)(1)                                      5.000     06/15/2029        2,794,790
         5,000   Private Colleges & Universities Authority, GA
                 (Mercer University)(1)                            5.375     06/01/2031            3,547
       500,000   Savannah, GA EDA (Skidway Health & Living
                 Services)(1)                                      7.400     01/01/2024          444,545
        20,000   Savannah, GA Resource Recovery Devel.
                 Authority(1)                                      5.100     08/01/2014           20,058
        35,000   Ware County, GA Hospital Authority (Southeast
                 Health Unit)(1)                                   6.625     03/01/2017           35,102
                                                                                          --------------
                                                                                              66,629,036
Idaho--0.4%
        65,000   ID Hsg. Agency (Multifamily Hsg.)(1)              6.700     07/01/2024           65,060
        15,000   ID Hsg. Agency (Single Family Mtg.)(1)            5.800     07/01/2025           15,007
     5,360,000   Pocatello, ID Devel. Authority Revenue
                 Allocation Tax Increment, Series A(1)             6.000     08/01/2028        3,841,566
     2,980,000   Twin Falls, ID Urban Renewal Agency, Series
                 A(1)                                              5.450     08/01/2022        2,323,685
                                                                                          --------------
                                                                                               6,245,318
Illinois--7.6%
       600,000   Annawan, IL Tax Increment (Patriot Renewable
                 Fuels)(1)                                         5.625     01/01/2018          421,980
     1,825,000   Bedford Park, IL Tax(1)                           5.125     12/30/2018        1,444,743
       355,000   Carol Stream, IL Tax (Geneva Crossing)(1)         5.000     12/30/2021          260,265
        40,000   Chicago, IL GO(1)                                 5.125     01/01/2029           40,032
       235,000   Chicago, IL Midway Airport, Series B(1)           5.000     01/01/2035          218,926
     5,000,000   Chicago, IL O'Hare International Airport
                 (Delta Airlines)(1)                               6.450     05/01/2018        3,503,600
     5,000,000   Chicago, IL Tax (Pilsen Redevel.)(1)              6.750     06/01/2022        4,539,550
     2,400,000   Cook County, IL Community School District GO(1)   7.125     06/01/2024        2,166,840
       949,000   Cortland, IL Special Tax (Sheaffer System)(1)     5.500     03/01/2017          578,985
       168,000   Du Page County, IL Special Service Area No. 31
                 Special Tax (Monarch Landing)(1)                  5.400     03/01/2016          143,536
       320,000   Du Page County, IL Special Service Area No. 31
                 Special Tax (Monarch Landing)(1)                  5.625     03/01/2036          185,344
     1,250,000   Gilberts, IL Special Service Area No. 19
                 Special Tax (Conservancy)(5)                      5.375     03/01/2016          686,200
     1,100,000   Hampshire, IL Special Service Area No. 16
                 (Crown Devel.-Prairie Ridge)(1)                   6.000     03/01/2046          553,982
     2,500,000   Hampshire, IL Special Service Area No. 17
                 (Crown Devel.-Oakstead)(1)                        6.000     03/01/2045        1,259,075
     1,500,000   Hampshire, IL Special Service Area No. 19
                 (Crown Devel.-Prairie Ridge East)(1)              6.000     03/01/2046          755,430


                      16 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Illinois Continued
$    6,025,000   Harvey, IL Hotel Motel Tax & Sales (Hotel &
                 Conference Center)(1)                             6.875%    08/01/2028   $    4,417,470
       160,000   IL Devel. Finance Authority (Community
                 Rehabilitation Providers)(1)                      5.700     07/01/2019          142,672
        10,000   IL Devel. Finance Authority (Geneva School
                 District School 304)(1)                           6.300     06/01/2010           10,041
       325,000   IL Devel. Finance Authority Pollution Control
                 (Central Illinois Public Service Company)(1)      5.700     08/15/2026          248,758
       500,000   IL Devel. Finance Authority Pollution Control
                 (Illinois Power Company)(1)                       5.400     03/01/2028          436,285
     1,920,000   IL Finance Authority (Bethel Terrace
                 Apartments)(1)                                    5.125     09/01/2025        1,367,731
       750,000   IL Finance Authority (Franciscan
                 Communities)(1)                                   5.500     05/15/2027          477,863
       750,000   IL Finance Authority (Franciscan
                 Communities)(1)                                   5.500     05/15/2037          423,255
     2,000,000   IL Finance Authority (Friendship Village
                 Schaumburg)(1)                                    5.625     02/15/2037        1,136,800
       500,000   IL Finance Authority (Luther Oaks)(1)             5.700     08/15/2028          333,195
       500,000   IL Finance Authority (Luther Oaks)(1)             6.000     08/15/2039          317,215
     1,000,000   IL Finance Authority (Lutheran Social Services
                 of Illinois/Vesper Management Corp. Obligated
                 Group)(1)                                         5.125     08/15/2028          602,690
     1,750,000   IL Finance Authority (Noble Network Charter
                 Schools)(1)                                       5.000     09/01/2027        1,074,640
     2,000,000   IL Finance Authority (Noble Network Charter
                 Schools)(1)                                       5.000     09/01/2031        1,144,540
     2,745,000   IL Finance Authority (Noble Network Charter
                 Schools)(1)                                       5.000     09/01/2032        1,553,148
    20,000,000   IL Finance Authority (Northwestern Memorial
                 Hospital)(2)                                      6.000     08/15/2039       20,507,500
    15,000,000   IL Finance Authority (Resurrection Health
                 Care)(2)                                          5.250     05/15/2029       13,159,200
     3,000,000   IL Finance Authority Student Hsg. (MJH
                 Education Assistance)(6)                          5.125     06/01/2035        1,651,740
        30,000   IL GO(1)                                          5.125     12/01/2010           30,099
        15,000   IL GO(1)                                          5.125     12/01/2011           15,046
     5,000,000   IL Health Facilities Authority (Covenant
                 Retirement Communities)(1)                        5.625     12/01/2032        3,746,500
        60,000   IL Health Facilities Authority (Decatur
                 Memorial Hospital)(1)                             5.375     11/15/2021           56,852
        60,000   IL Health Facilities Authority (EMH/EMHH/EMHS
                 Obligated Group)(1)                               5.625     01/01/2028           51,027
        10,000   IL Health Facilities Authority (Holy Family
                 Medical Center)(1)                                5.000     08/15/2027            8,113
        35,000   IL Health Facilities Authority (Holy Family
                 Medical Center)(1)                                5.125     08/15/2022           30,865
        75,000   IL Health Facilities Authority (Loyola
                 University)(1)                                    5.000     07/01/2024           65,690
        15,000   IL Health Facilities Authority (Northwestern
                 Medical Faculty Foundation)(1)                    5.125     11/15/2028           12,604


                      17 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Illinois Continued
$       80,000   IL Health Facilities Authority (Rockford
                 Memorial Hospital/Rockford Memorial Health
                 Services Corp. Obligated Group)                   5.000%    08/15/2021   $       70,672
        25,000   IL Health Facilities Authority (Sarah Bush
                 Lincoln Health Center)(1)                         5.500     02/15/2016           25,004
        85,000   IL Health Facilities Authority (Sarah Bush
                 Lincoln Health Center)(1)                         5.750     02/15/2022           83,410
    10,500,000   IL Health Facilities Authority (Sinai Health
                 System)(2)                                        5.100     08/15/2033        9,833,303
        95,000   Lake County, IL HFC, Series A(1)                  6.700     11/01/2014           95,233
     1,705,000   Lakemoor Village, IL Special Tax(1)               5.000     03/01/2027        1,416,633
     2,725,000   Lincolnshire, IL Special Service Area No. 1
                 Special Tax (Sedgebrook)(1)                       6.250     03/01/2034        1,749,096
     1,455,000   Manhattan, IL Special Service Area Special Tax
                 (Groebe Farm-Stonegate)(1)                        6.125     03/01/2040          762,551
       180,000   Markham, IL GO(1)                                 5.750     02/01/2028          165,103
     1,250,000   Plano, IL Special Service Area No. 5(1)           6.000     03/01/2036          766,575
       500,000   Southwestern IL Devel. Authority (Eden
                 Retirement Center)(1)                             5.850     12/01/2036          315,885
     5,625,000   Southwestern IL Devel. Authority (Local
                 Government Programming)(1)                        7.000     10/01/2022        4,820,344
     1,150,000   Southwestern IL Devel. Authority (Village of
                 Sauget)(1)                                        5.625     11/01/2026          752,790
        30,000   Springfield, IL Water(1)                          5.400     03/01/2015           30,068
    12,000,000   University of Illinois (Auxiliary Facilities
                 System)(2)                                        5.750     04/01/2038       12,667,800
     1,000,000   Vernon Hills, IL Tax Increment (Town Center)(1)   6.250     12/30/2026          770,050
       995,000   Volo Village, IL Special Service Area
                 (Lancaster Falls)(1)                              5.750     03/01/2036          559,638
     3,931,000   Volo Village, IL Special Service Area
                 (Remington Pointe)(1)                             6.450     03/01/2034        2,473,425
     1,820,000   Yorkville, IL United City Special Services
                 Area Special Tax (Bristol Bay)(1)                 5.875     03/01/2036        1,153,188
     1,734,000   Yorkville, IL United City Special Services
                 Area Special Tax (Raintree Village II)(1)         6.250     03/01/2035        1,165,040
                                                                                          --------------
                                                                                             109,455,835
Indiana--0.7%
     4,080,000   Dekalb City, IN Hospital Authority (Dekalb
                 Memorial Hospital)(1)                             5.000     08/01/2016        3,305,575
     1,600,000   Hamilton County, IN Redevel. District (Thomas
                 Electrics)(1)                                     5.100     02/01/2031          997,440
        55,000   IN Devel. Finance Authority (USX Corp.)(1)        5.600     12/01/2032           46,586
        45,000   IN Health Facility Financing Authority
                 (Community Hospital of Anderson)(1)               6.000     01/01/2023           45,001
        15,000   IN Health Facility Financing Authority
                 (Deaconess Hospital)(1)                           5.500     03/01/2029           13,309
        70,000   IN Health Facility Financing Authority (Kings
                 Daughters Hospital Assoc.)(1)                     5.625     08/15/2027           61,656
        50,000   IN Municipal Power Agency, Series A(1)            5.300     01/01/2023           50,016
        10,000   Indianapolis, IN Gas Utility (Distribution
                 System)(1)                                        5.000     08/15/2024           10,002


                      18 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Indiana Continued
$       70,000   Marion County, IN Convention & Recreational
                 Facilities Authority(1)                           5.000%    06/01/2027   $       68,933
        55,000   Marion County, IN Convention & Recreational
                 Facilities Authority(1)                           5.000     06/01/2027           52,234
     4,750,000   North Manchester, IN (Estelle Peabody Memorial
                 Home)(1)                                          7.125     07/01/2022        4,039,210
        65,000   Petersburg, IN Pollution Control (Indianapolis
                 Power & Light Company)(1)                         5.400     08/01/2017           61,054
     2,250,000   Shelbyville, IN Redevel. District Tax
                 Increment (Central Shelbyville Economic)(1)       6.500     07/01/2022        1,809,585
       100,000   St. Joseph County, IN Economic Devel. (Madison
                 Center)(1)                                        5.500     02/15/2021           95,239
                                                                                          --------------
                                                                                              10,655,840
Iowa--2.5%
       400,000   Bremer County, IA Retirement Facilities
                 (Bartels Lutheran)(1)                             5.125     11/15/2020          300,236
     1,000,000   Dickinson County, IA Hsg. (Spirit Lake)           5.875     12/01/2036          612,250
        25,000   Hills, IA (Mercy Hospital)(1)                     5.000     08/15/2028           20,693
       750,000   IA Finance Authority (Amity Fellowserve)(1)       6.500     10/01/2036          513,368
       400,000   IA Finance Authority (Boys & Girls Home and
                 Family Services)(1)                               5.900     12/01/2028          258,476
       500,000   IA Finance Authority Retirement Community
                 (Friendship Haven)(1)                             5.750     11/15/2019          404,875
     1,000,000   IA Finance Authority Retirement Community
                 (Friendship Haven)(1)                             6.000     11/15/2024          755,900
       900,000   IA Finance Authority Retirement Community
                 (Friendship Haven)(1)                             6.125     11/15/2032          603,018
       350,000   IA Finance Authority Senior Hsg. (Bethany
                 Manor)(1)                                         5.450     11/01/2026          230,997
       500,000   IA Finance Authority Senior Hsg. (Wedum Walnut
                 Ridge)(1)                                         5.375     06/01/2025          312,150
     7,975,000   IA Tobacco Settlement Authority(1)                5.375     06/01/2038        4,474,055
     3,250,000   IA Tobacco Settlement Authority(1)                5.500     06/01/2042        1,824,453
    46,250,000   IA Tobacco Settlement Authority (TASC)(1)         5.625     06/01/2046       26,124,313
                                                                                          --------------
                                                                                              36,434,784
Kansas--0.3%
     1,565,000   Hays, KS Sales Tax(1)                             6.000     01/01/2025        1,199,807
        95,000   La Cygne, KS Pollution Control (Kansas Gas &
                 Electric Company)(1)                              5.100     03/01/2023           87,941
       735,000   Overland Park, KS Transportation Devel.
                 District (Grass Creek)(1)                         4.850     09/01/2016          635,121
     2,475,000   Pittsburgh, KS Special Obligation (North
                 Broadway Redevel.)(1)                             4.900     04/01/2024        1,656,468
                                                                                          --------------
                                                                                               3,579,337
Kentucky--0.0%
        30,000   Jefferson County, KY Health Facilities
                 (Alliant Health System)(1)                        5.125     10/01/2027           25,491


                      19 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Kentucky Continued
$       75,000   Jefferson County, KY Health Facilities
                 (University Medical Center)(1)                    5.250%    07/01/2022   $       70,247
       970,000   Kenton County, KY Airport (Delta
                 Airlines)(5,6,8)                                  8.000     12/01/2015               97
         5,000   KY EDFA (Pikeville Medical Center)(1)             5.700     02/01/2028            4,388
       215,000   KY EDFA (St. Claire Medical Center)(1)            5.625     09/01/2021          201,139
        80,000   KY Hsg. Corp.(1)                                  5.200     07/01/2022           80,877
        15,000   Springfield, KY Educational Devel. (St.
                 Catherine College)(1)                             5.750     10/01/2035           13,013
                                                                                          --------------
                                                                                                 395,252
Louisiana--2.3%
        10,000   Calcasieu Parish, LA Industrial Devel. Board
                 Pollution Control (Entergy Gulf States)(1)        5.450     07/01/2010            9,967
    22,055,000   Jefferson Parish, LA Finance Authority (Single
                 Family Mtg.)(2)                                   5.250     12/01/2032       22,294,564
     2,000,000   LA Local Government EF&CD Authority (Baton
                 Rouge Student Hsg.)                               5.250     09/01/2018          705,360
        35,000   LA Local Government EF&CD Authority (Baton
                 Rouge Student Hsg.)                               5.250     09/01/2035           12,342
     3,085,000   LA Local Government EF&CD Authority (Baton
                 Rouge Student Hsg.)                               5.500     09/01/2022        1,088,049
     1,000,000   LA Local Government EF&CD Authority (Bellemont
                 Apartments)(1)                                    6.000     09/01/2022          731,930
     1,750,000   LA Local Government EF&CD Authority (Bellemont
                 Apartments)(1)                                    6.000     09/01/2027        1,172,640
     3,925,000   LA Local Government EF&CD Authority (Bellemont
                 Apartments)(1)                                    6.000     09/01/2035        2,439,074
       710,000   LA Local Government EF&CD Authority (Bellemont
                 Apartments)(1)                                    7.500     09/01/2016          625,148
     1,355,000   LA Local Government EF&CD Authority (Capital
                 Projects and Equipment)(1)                        6.550     09/01/2025        1,070,179
        25,000   LA Public Facilities Authority (Dillard
                 University)(1)                                    5.300     08/01/2026           27,806
        45,000   LA Public Facilities Authority (Touro
                 Infirmary)(1)                                     5.500     08/15/2019           38,116
     2,500,000   Lakeshore Villages, LA Master Community Devel.
                 District(1)                                       5.250     07/01/2017        1,927,225
        75,000   New Orleans, LA Exhibit Hall Special Tax
                 (Ernest N. Morial)(1)                             5.000     07/15/2027           48,981
       135,000   New Orleans, LA Exhibit Hall Special Tax
                 (Ernest N. Morial)(1)                             5.500     07/15/2018          109,361
       290,000   New Orleans, LA Exhibit Hall Special Tax
                 (Ernest N. Morial)(1)                             5.600     07/15/2025          213,521
        40,000   New Orleans, LA Public Improvement District       5.125     12/01/2026           37,634
        40,000   Orleans Parish, LA Parishwide School
                 District(1)                                       5.125     09/01/2018           35,396
        20,000   Orleans Parish, LA Parishwide School District     5.375     09/01/2021           17,327
        25,000   Orleans Parish, LA School Board(1)                5.300     09/01/2013           22,611
       170,000   Orleans Parish, LA School Board(1)                5.375     09/01/2018          132,376
       160,000   Pointe Coupee Parish, LA Pollution Control
                 (Gulf State Utilities Company)(1)                 6.700     03/01/2013          155,909


                      20 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Louisiana Continued
$      500,000   St. Tammany Parish, LA Hospital Service
                 District (St. Tammany Parish Hospital)(1)         5.000%    07/01/2022   $      406,255
                                                                                          --------------
                                                                                              33,321,771
Maryland--0.5%
        10,000   Baltimore, MD Wastewater(1)                       5.125     07/01/2042           10,012
        25,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)   5.750     09/01/2020           18,794
        40,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)   6.000     09/01/2032           25,323
     4,900,000   MD EDC Student Hsg. (Bowie State University)(1)   5.375     06/01/2033        2,897,517
       620,000   MD EDC Student Hsg. (Collegiate Hsg.
                 Foundation)(1)                                    5.750     06/01/2029          481,907
       520,000   MD EDC Student Hsg. (Collegiate Hsg.
                 Foundation)(1)                                    6.000     06/01/2030          404,992
        50,000   MD EDC Student Hsg. (Morgan State
                 University)(1)                                    6.000     07/01/2034           32,235
     2,000,000   MD EDC Student Hsg. (University of Maryland)(1)   5.625     10/01/2023        1,322,060
        65,000   MD EDC Student Hsg. (University Village at
                 Sheppard Pratt)(1)                                6.000     07/01/2033           42,134
       625,000   MD H&HEFA (Edenwald)(1)                           5.200     01/01/2024          462,081
        65,000   MD H&HEFA (Johns Hopkins Hospital)(1)             5.375     07/01/2020           65,132
        20,000   MD H&HEFA (Medstar Health)(1)                     5.500     08/15/2033           19,022
     1,000,000   Prince Georges County, MD Special District
                 (Victoria Falls)(1)                               5.250     07/01/2035          526,620
       750,000   Salisbury, MD Special Obligation (Villages at
                 Aydelotte Farm)(1)                                5.250     01/01/2037          403,178
                                                                                          --------------
                                                                                               6,711,007
Massachusetts--0.9%
        60,000   Boston, MA Industrial Devel. Financing
                 Authority
                 (Boston Alzheimer's Center)(1)                    5.900     02/01/2022           60,040
       100,000   MA Devel. Finance Agency (Boston Biomedical
                 Research)(1)                                      5.750     02/01/2029           71,687
       260,000   MA Devel. Finance Agency (Evergreen Center)(1)    5.500     01/01/2035          179,538
        50,000   MA Devel. Finance Agency (Northern Berkshire
                 Community Services)(1)                            6.250     08/15/2029           35,608
        50,000   MA Devel. Finance Agency (Orchard Cove)(1)        5.250     10/01/2037           27,474
     2,825,000   MA Devel. Finance Agency (Pacific Rim Charter
                 Public School)(1)                                 5.125     06/01/2031        1,708,052
        25,000   MA H&EFA (Beverly Hospital Corp.)(1)              5.250     07/01/2023           22,143
     1,000,000   MA H&EFA (Boston Medical Center)(7)               5.250     07/01/2038          781,460
    11,840,000   MA H&EFA (Emerson Hospital)(1)                    5.000     08/15/2025        8,917,296
        60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)       5.300     11/15/2028           45,127
       265,000   MA Industrial Finance Agency (Avon
                 Associates)(1)                                    5.375     04/01/2020          250,438
        20,000   MA Turnpike Authority, Series A(1)                5.000     01/01/2039           16,298
       100,000   MA Turnpike Authority, Series B(1)                5.125     01/01/2023           93,591
                                                                                          --------------
                                                                                              12,208,752
Michigan--2.6%
        30,000   Clare County, MI Sewer Disposal System(1)         5.850     11/01/2021           30,793
        10,000   Detroit, MI Local Devel. Finance Authority(1)     5.500     05/01/2021            4,811


                      21 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Michigan Continued
$      200,000   Flint, MI Hospital Building Authority (Hurley
                 Medical Center)(1)                                5.375%    07/01/2018   $      158,460
       130,000   Flint, MI Hospital Building Authority (Hurley
                 Medical Center)(1)                                5.375     07/01/2028           82,265
     2,350,000   Grand Traverse Academy, MI Public School
                 Academy(1)                                        4.625     11/01/2027        1,470,818
     1,000,000   Grand Traverse Academy, MI Public School
                 Academy(1)                                        4.750     11/01/2032          590,340
       500,000   Grand Traverse Academy, MI Public School
                 Academy(1)                                        5.000     11/01/2022          364,405
        50,000   Howell, MI Public Schools(1)                      5.000     05/01/2025           50,360
         5,000   Kalamazoo, MI Hospital Finance Authority
                 (Bronson Methodist Hospital)(1)                   5.250     05/15/2018            4,749
     2,175,000   MI Hospital Finance Authority (Detroit Medical
                 Center Obligated Group)(1)                        5.250     08/15/2027        1,337,103
        10,000   MI Hospital Finance Authority (OHC/OUH
                 Obligated Group)(1)                               5.000     08/15/2018           10,040
        75,000   MI Hospital Finance Authority (OHC/OUH
                 Obligated Group)(1)                               5.000     08/15/2031           70,485
       265,000   MI Hospital Finance Authority (Port Huron
                 Hospital/Marwood Manor Nursing Home)(1)           5.500     07/01/2015          265,607
        10,000   MI Hospital Finance Authority (Sisters of
                 Mercy Health System)                              5.250     08/15/2021           10,032
    14,600,000   MI Hospital Finance Authority (Trinity
                 Health)(2)                                        6.125     12/01/2023       15,642,951
        15,000   MI Hsg. Devel. Authority (Walled Lake Villa)(1)   6.000     04/15/2018           15,026
       340,000   MI John Tolfree Health System Corp.(1)            6.000     09/15/2023          257,587
     1,155,000   MI Public Educational Facilities Authority
                 (Old Redford Academy)(1)                          6.000     12/01/2035          817,925
    11,787,538   MI Strategic Fund Limited Obligation
                 (Wolverine Human Services)(1)                     5.850     08/31/2027        8,121,496
       500,000   MI Strategic Fund Limited Obligation
                 (Wolverine Human Services)(1)                     7.875     08/31/2028          413,785
 1,323,000,000   MI Tobacco Settlement Finance Authority           9.838(3)  06/01/2058        6,112,260
       250,000   Monroe County, MI Hospital Finance Authority
                 (Mercy Memorial Hospital Corp.)(1)                5.500     06/01/2035          146,823
       120,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8),
                 Series A(1)                                       6.600     06/01/2022          120,156
        40,000   Northern MI University(1)                         5.000     12/01/2025           38,429
        15,000   Oakland County, MI Sewer Disposal (White Lake
                 Township)(1)                                      6.000     05/01/2013           15,212
       450,000   Plymouth, MI Educational Center Charter School
                 (Public School Academy)(1)                        5.375     11/01/2030          300,596
     1,325,000   Plymouth, MI Educational Center Charter School
                 (Public School Academy)(1)                        5.625     11/01/2035          883,510
       405,000   Pontiac, MI Tax Increment Finance Authority(1)    6.250     06/01/2022          243,284
        40,000   Royal Oak, MI Hospital Finance Authority
                 (William Beaumont Hospital)(1)                    5.250     11/15/2031           34,126


                      22 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Michigan Continued
$       10,000   Royal Oak, MI Hospital Finance Authority
                 (William Beaumont Hospital)(1)                    5.250%    11/15/2035   $        8,330
       100,000   Wayne County, MI Building Authority(1)            5.250     06/01/2016          100,304
                                                                                          --------------
                                                                                              37,722,068
Minnesota--0.7%
       885,000   Columbia Heights, MN EDA Tax Increment (Huset
                 Park Area Redevel.)(1)                            5.375     02/15/2032          508,326
       600,000   Cottage Grove, MN Senior Hsg.(1)                  6.000     12/01/2046          435,012
       750,000   Minneapolis, MN Tax Increment (St. Anthony
                 Falls)(1)                                         5.750     02/01/2027          489,983
       985,000   Mound, MN Hsg. & Redevel. Authority
                 (Metroplaines)(1)                                 5.000     02/15/2027          855,147
     1,615,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)(1)                          5.000     02/01/2031          885,537
       250,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)(1)                          5.375     08/01/2021          177,720
     1,500,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)(1)                          5.625     02/01/2031          903,780
       279,000   St. Paul, MN Hsg. & Redevel. Authority (Great
                 Northern Lofts)(1)                                6.250     03/01/2029          187,753
     6,848,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                 Landing)(1)                                       7.000     03/01/2029        5,063,274
       520,000   St. Paul, MN Port Authority (Great Northern)(1)   6.000     03/01/2030          333,528
                                                                                          --------------
                                                                                               9,840,060
Mississippi--0.2%
        80,000   Gulfport, MS Hospital Facility (Memorial
                 Hospital at Gulfport)(1)                          5.750     07/01/2031           72,217
        35,000   Gulfport, MS Hospital Facility (Memorial
                 Hospital at Gulfport)(1)                          6.200     07/01/2018           35,010
        60,000   Lowndes County, MS Solid Waste Disposal &
                 Pollution Control (Weyerhaeuser Company)(1)       6.800     04/01/2022           48,367
     5,145,000   MS Home Corp. (Valley State Student Hsg.)         5.500     12/01/2035        2,353,992
                                                                                          --------------
                                                                                               2,509,586
Missouri--4.4%
        95,000   Bates County, MO Hospital (Bates County
                 Memorial Hospital)(1)                             5.650     03/01/2021           82,232
        10,000   Bates County, MO Hospital (Bates County
                 Memorial Hospital)(1)                             5.750     03/01/2031            7,660
       200,000   Belton, MO Tax Increment (Belton Town
                 Center)(1)                                        5.625     03/01/2025          148,118
       310,000   Branson Hills, MO Infrastructure Facilities(1)    5.000     04/01/2013          292,535
       400,000   Branson Hills, MO Infrastructure Facilities(1)    5.000     04/01/2014          371,004
       250,000   Branson Hills, MO Infrastructure Facilities(1)    5.500     04/01/2027          180,783
       900,000   Branson, MO IDA (Branson Hills Redevel.)(1)       5.750     05/01/2026          668,160
       365,000   Branson, MO IDA (Branson Hills Redevel.)(1)       7.050     05/01/2027          310,367
     2,260,000   Branson, MO IDA (Branson Landing)(1)              5.250     06/01/2021        1,740,855
     8,000,000   Branson, MO IDA (Branson Shoppe Redevel.)(1)      5.950     11/01/2029        5,796,000


                      23 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Missouri Continued
$      675,000   Broadway-Fairview, MO Transportation Devel.
                 District (Columbia)(1)                            5.875%    12/01/2031   $      377,291
       400,000   Chillicothe, MO Tax Increment (South U.S.
                 65)(1)                                            5.500     04/01/2021          320,232
       400,000   Chillicothe, MO Tax Increment (South U.S.
                 65)(1)                                            5.625     04/01/2027          292,344
       250,000   Cottleville, MO COP(5)                            5.100     08/01/2023          222,740
       300,000   Cottleville, MO COP(5)                            5.125     08/01/2026          253,698
       930,000   Hawk Ridge, MO Transportation Devel.
                 District(1)                                       4.650     02/01/2017          771,612
     3,840,000   Hawk Ridge, MO Transportation Devel.
                 District(1)                                       5.000     02/01/2030        2,439,398
    13,500,000   Hazelwood, MO Transportation Devel. District
                 (370/ Missouri Bottom Road/Tausig Road)(1)        7.200     05/01/2033       10,664,460
     2,575,000   Independence, MO 39th Street Transportation(1)    6.875     09/01/2032        2,006,002
     1,285,000   Kansas City, MO Tax Increment (Briarcliff
                 West)(1)                                          5.150     06/01/2016        1,132,278
     1,250,000   Kansas City, MO Tax Increment (Briarcliff
                 West)(1)                                          5.400     06/01/2024          926,875
     3,520,000   Kansas City, MO Tax Increment (Southtown)(1)      6.000     03/01/2017        3,204,150
       580,000   Lees Summit, MO IDA (Kensington Farms)(1)         5.500     03/01/2021          466,685
       250,000   Lees Summit, MO IDA (Kensington Farms)(1)         5.750     03/01/2029          180,943
     1,025,000   Liberty, MO Tax Increment (Liberty Triangle)(1)   5.875     10/01/2029          739,517
     2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)(1)   5.750     11/01/2026        1,582,707
        15,000   MO Environmental Improvement & Energy
                 Resources Authority(1)                            5.550     07/01/2010           15,056
       355,000   MO Grindstone Plaza Transportation Devel.
                 District(5)                                       5.500     10/01/2031          187,341
        10,000   MO H&EFA (FHS/FNH Obligated Group)(1)             5.375     02/15/2014           10,021
        10,000   MO H&EFA (Fontbonne College)(1)                   5.200     10/01/2020            7,962
    10,280,678   MO Hanley/Eager Road Transportation Devel.
                 District, Series A(1)                             7.750(3)  12/01/2023        3,399,820
        25,000   MO HDC (Single Family Mtg.)(1)                    5.550     03/01/2029           25,006
       248,000   Northwoods, MO Transportation Devel.
                 District(1)                                       5.850     02/01/2031          165,411
     1,675,000   Osage Beach, MO Tax Increment (Prewitts
                 Point)(1)                                         4.800     05/01/2016        1,389,212
     1,500,000   Osage Beach, MO Tax Increment (Prewitts
                 Point)(1)                                         5.000     05/01/2023        1,026,285
       350,000   Ozark Centre, MO Transportation Devel.
                 District(1)                                       5.375     09/01/2032          225,243
     1,500,000   Raymore, MO Tax Increment(1)                      5.375     03/01/2020        1,133,085
     2,750,000   Raymore, MO Tax Increment(1)                      5.625     03/01/2028        1,796,080
     2,500,000   Richmond Heights, MO Tax Increment &
                 Transportation Sales Tax(1)                       5.625     11/01/2025        1,883,800
     7,750,000   St. Joseph, MO IDA (Living Community of St.
                 Joseph)(1)                                        7.000     08/15/2032        6,188,220
     1,000,000   St. Joseph, MO IDA, Series B(1)                   5.375     11/01/2023          759,060
     1,005,000   St. Joseph, MO IDA, Series B(1)                   5.500     11/01/2027          726,685
     1,110,000   St. Louis, MO IDA (Southtown Redevel.)(1)         5.125     05/01/2026          726,617
       481,000   St. Louis, MO Tax Increment (1505 Missouri
                 Avenue Redevel.)(1)                               6.000     08/04/2025          306,580
       850,000   St. Louis, MO Tax Increment (1601 Washington
                 Redevel.)(1)                                      6.000     08/21/2026          532,075


                      24 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Missouri Continued
$    1,879,000   St. Louis, MO Tax Increment (1619 Washington
                 Redevel.)(1)                                      5.500%    03/09/2027   $    1,095,081
       687,000   St. Louis, MO Tax Increment (Pet Building
                 Redevel.)                                         5.500     05/29/2028          379,451
       545,000   St. Louis, MO Tax Increment (Printers Lofts)(1)   6.000     08/21/2026          341,154
       806,000   St. Louis, MO Tax Increment (Washington East
                 Condominiums)(1)                                  5.500     01/20/2028          444,388
       500,000   St. Louis, MO Tax Increment (Washington East
                 Condominiums)(1)                                  5.500     01/20/2028          275,675
     1,080,000   St. Louis, MO Tax Increment Financing (Ludwig
                 Lofts)(1)                                         6.690     04/21/2029          687,485
       375,000   St. Louis, MO Tax Increment Financing, Series
                 A(1)                                              5.500     09/02/2028          205,155
     3,370,000   St. Louis, MO Tax Increment, Series A(1)          6.600     01/21/2028        2,143,758
       620,000   Stone Canyon, MO Improvement District
                 (Infrastructure)(1)                               5.700     04/01/2022          485,181
       320,000   Stone Canyon, MO Improvement District
                 (Infrastructure)(1)                               5.750     04/01/2027          231,744
        35,000   University of Missouri (System Facilities)(1)     5.000     11/01/2018           35,091
     1,000,000   University Place, MO Transportation Devel.
                 District(1)                                       5.000     03/01/2026          673,660
     2,500,000   University Place, MO Transportation Devel.
                 District(1)                                       5.000     03/01/2032        1,525,025
                                                                                          --------------
                                                                                              64,205,053
Montana--0.3%
    10,240,000   Hardin, MT Tax Increment Industrial
                 Infrastructure Devel. (Rocky Mountain Power)(1)   0.000(4)  09/01/2031        4,454,502
       375,000   MT Facilities Finance Authority (St. John's
                 Lutheran)(1)                                      6.000     05/15/2025          276,236
                                                                                          --------------
                                                                                               4,730,738
Nebraska--1.1%
       450,000   Douglas County, NE Hsg. Authority (Orchard
                 Gardens)(1)                                       5.150     10/01/2032          349,232
        25,000   Grand Island, NE Electric(1)                      5.000     08/15/2009           25,074
    32,600,000   NE Central Plains Gas Energy(5)                   1.498(9)  12/01/2026       13,936,500
     3,065,000   NE Educational Facilities Authority (Midland
                 Lutheran College)(1)                              5.600     09/15/2029        2,017,260
        40,000   Scotts Bluff County, NE Hospital Authority
                 (Regional West Medical Center)(1)                 5.250     11/15/2028           35,562
                                                                                          --------------
                                                                                              16,363,628
Nevada--3.1%
       325,000   Clark County, NV Improvement District(1)          5.000     02/01/2026          156,501
       260,000   Clark County, NV Improvement District(1)          5.050     02/01/2031          115,326
    20,000,000   Clark County, NV Water Reclamation District(2)    5.250     07/01/2038       20,076,800
        20,000   Director of the State of NV Dept. of Business
                 & Industry (Las Vegas Monorail)                   5.625     01/01/2032            6,017
     5,105,000   Director of the State of NV Dept. of Business
                 & Industry (Las Vegas Monorail)                   6.850(3)  01/01/2019        1,070,263
     1,000,000   Director of the State of NV Dept. of Business
                 & Industry (Las Ventanas Retirement)              7.000     11/15/2034          535,280
     1,165,000   Las Vegas, NV Local Improvement Bonds(1)          6.250     06/01/2024          767,141


                      25 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Nevada Continued
$    6,200,000   Las Vegas, NV Paiute Tribe, Series A(1)           6.625%    11/01/2017   $    5,769,658
     1,615,000   Las Vegas, NV Special Improvement District
                 (Sumerlin Village)(1)                             5.875     06/01/2021          990,221
     9,270,000   Las Vegas, NV Special Improvement District
                 (Sumerlin Village)(1)                             6.125     06/01/2031        4,835,603
        95,000   Mesquite, NV Special Improvement District
                 (Canyon Creek)(1)                                 5.200     08/01/2016           72,561
       135,000   Mesquite, NV Special Improvement District
                 (Canyon Creek)(1)                                 5.250     08/01/2017           98,869
       285,000   Mesquite, NV Special Improvement District
                 (Canyon Creek)(1)                                 5.300     08/01/2018          200,891
       650,000   Mesquite, NV Special Improvement District No.
                 07-01 (Anthem at Mesquite)(1)                     5.850     08/01/2018          510,192
     1,055,000   Mesquite, NV Special Improvement District No.
                 07-01 (Anthem at Mesquite)(1)                     6.000     08/01/2023          737,529
       565,000   Mesquite, NV Special Improvement District No.
                 07-01 (Anthem at Mesquite)(1)                     6.000     08/01/2027          365,239
       795,000   Mesquite, NV Special Improvement District No.
                 07-01 (Anthem at Mesquite)(1)                     6.150     08/01/2037          476,610
     3,280,000   Sparks, NV Redevel. Agency (Redevel Area No.
                 2)(1)                                             6.400     06/01/2020        2,605,763
     7,420,000   Sparks, NV Redevel. Agency (Redevel Area No.
                 2)(1)                                             6.700     06/01/2028        5,389,665
                                                                                          --------------
                                                                                              44,780,129
New Hampshire--0.7%
       305,000   Manchester, NH Hsg. & Redevel. Authority,
                 Series B                                          5.650(3)  01/01/2029           65,444
     3,220,000   Manchester, NH Hsg. & Redevel. Authority,
                 Series B                                          5.700(3)  01/01/2030          632,601
       495,000   Manchester, NH Hsg. & Redevel. Authority,
                 Series B(1)                                       6.000(3)  01/01/2023          181,170
       120,000   NH H&EFA (Catholic Medical Center)(1)             6.125     07/01/2032          101,404
     4,010,000   NH H&EFA (Franklin Pierce College)(1)             6.050     10/01/2034        2,451,473
     1,980,000   NH H&EFA (Portsmouth Christian Academy)(1)        5.750     07/01/2023        1,495,375
     6,115,000   NH H&EFA (Portsmouth Christian Academy)(1)        5.850     07/01/2033        4,040,853
        40,000   NH H&EFA (St. Joseph Hospital/Youville
                 House/Cove)(1)                                    5.500     07/01/2034           34,499
       985,000   NH HE&HFA (Franklin Pierce College)(1)            5.300     10/01/2028          577,230
                                                                                          --------------
                                                                                               9,580,049
New Jersey--5.5%
     5,610,000   NJ Health Care Facilities Financing Authority
                 (Deborah Heart & Lung Center)(1)                  6.300     07/01/2023        5,430,929
    15,510,000   NJ Tobacco Settlement Financing Corp.(1)          4.625     06/01/2026       10,184,797
    22,275,000   NJ Tobacco Settlement Financing Corp.(1)          4.750     06/01/2034       12,077,505
    79,740,000   NJ Tobacco Settlement Financing Corp.(1)          5.000     06/01/2029       52,172,287
                                                                                          --------------
                                                                                              79,865,518
New Mexico--0.8%
        10,000   Albuquerque, NM Airport(1)                        5.000     07/01/2019           10,023
        35,000   Albuquerque, NM Gross Receipts(1)                 5.000     07/01/2021           35,067
     1,495,000   Cabezon, NM Public Improvement District(1)        6.300     09/01/2034          975,831


                      26 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
New Mexico Continued
$    6,780,000   Eldorado, NM Area Water and Sanitation
                 District(1)                                       6.000%    02/01/2023   $    5,324,741
        20,000   Farmington, NM Hospital (San Juan Medical
                 Center/Interface, Inc. Obligated Group)(1)        5.000     06/01/2016           19,366
       250,000   Farmington, NM Pollution Control (Public
                 Service Company of New Mexico)(1)                 5.800     04/01/2022          223,085
        30,000   Farmington, NM Pollution Control (Public
                 Service Company of New Mexico)(1)                 6.375     04/01/2022           28,214
        25,000   Hobbs, NM Health Facilities (Evangelical
                 Lutheran Good Samaritan Society)(1)               5.500     05/01/2026           21,914
       500,000   Mariposa East, NM Public Improvement
                 District(1)                                       6.000     09/01/2032          310,460
       300,000   Montecito Estates, NM Public Improvement
                 District(1)                                       7.000     10/01/2037          199,071
     3,380,000   NM Educational Assistance Foundation(1)           5.900     09/01/2031        3,153,675
        25,000   NM Finance Authority (Workers Compensation
                 Administration Building)(1)                       5.600     09/01/2014           25,070
        15,000   NM Mtg. Finance Authority (Single Family
                 Mtg.)(1)                                          5.150     09/01/2028           15,009
     1,925,000   NM Trails Public Improvement District(1)          7.750     10/01/2038        1,485,715
        25,000   Santa Fe County, NM (El Castillo Retirement
                 Residences)(1)                                    5.750(9)  05/15/2028           24,914
         5,000   Santa Fe, NM Educational Facilities (St.
                 John's College)(1)                                5.500     03/01/2024            4,437
       100,000   Santa Fe, NM Educational Facilities (St.
                 John's College)(1)                                5.500     03/01/2024           88,731
                                                                                          --------------
                                                                                              11,945,323
New York--1.4%
    20,000,000   NYC GO(2)                                         5.375     04/01/2036       20,376,500

North Carolina--0.0%
        20,000   NC Eastern Municipal Power Agency, Series B(1)    6.250     01/01/2023           20,008
        20,000   NC Medical Care Commission (ARC/HDS Alamance
                 Hsg. Corp.)(1)                                    5.800     10/01/2034           15,722
       625,000   NC Medical Care Commission Retirement
                 Facilities (Village at Brookwood)(1)              5.250     01/01/2032          366,406
                                                                                          --------------
                                                                                                 402,136
North Dakota--0.0%
        25,000   Parshall, ND Water(1)                             5.500     09/01/2024           24,359
        10,000   Ward County, ND Health Care Facilities
                 (Trinity Medical Center)(1)                       6.000     07/01/2010            9,977
        40,000   Williston, ND Water Utility(1)                    5.100     05/01/2013           40,069
                                                                                          --------------
                                                                                                  74,405
Ohio--7.9%
       650,000   Blue Ash, OH Tax Increment Financing (Duke
                 Realty)(1)                                        5.000     12/01/2035          479,817
     5,000,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                               0.000(4)  06/01/2037        2,036,450
    17,825,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                               5.125     06/01/2024       14,047,526


                      27 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Ohio Continued
$      185,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                               5.375%    06/01/2024   $      149,976
     7,690,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                               5.750     06/01/2034        4,868,616
    14,570,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                               5.875     06/01/2030        9,882,540
    11,275,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                               5.875     06/01/2047        6,333,957
    70,620,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                               6.500     06/01/2047       43,788,637
 1,063,100,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)                                  7.251(3)  06/01/2047       16,690,670
   743,000,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)                                  7.501(3)  06/01/2052        6,107,460
     2,165,000   Centerville, OH Health Care (Bethany Lutheran
                 Village)(1)                                       6.000     11/01/2038        1,377,525
        35,000   Clermont County, OH Hospital Facilities (Mercy
                 Health System)(1)                                 5.625     09/01/2021           32,744
        40,000   Cleveland, OH Airport System(1)                   5.000     01/01/2031           40,029
       215,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
                 (Ambleside Apartments)(1)                         7.000     06/01/2018          206,475
       850,000   Cleveland-Cuyahoga County, OH Port Authority
                 (Perrysburg)(1)                                   4.800     11/15/2035          538,968
        15,000   Cuyahoga County, OH Hospital (Metro Health
                 System)(1)                                        5.500     02/15/2027           13,430
       295,000   Glenwillow Village, OH GO(1)                      5.875     12/01/2024          301,393
        25,000   Greene County, OH Economic Devel. (YMCA)(1)       6.000     12/01/2023           17,341
     1,500,000   Greene County, OH University Hsg. (Central
                 State University)(1)                              5.625     09/01/2032          928,815
     1,785,000   Grove City, OH Tax Increment Financing(1)         5.125     12/01/2016        1,482,871
     2,500,000   Grove City, OH Tax Increment Financing(1)         5.375     12/01/2031        1,488,200
     1,180,000   Jeffrey Place, OH New Community Authority
                 (Jeffrey Place Redevel.)(1)                       5.000     12/01/2022          786,470
        75,000   Lucas County, OH Health Care Facilities
                 (Sunset Retirement Communities)(1)                6.625     08/15/2030           69,638
        10,000   Muskingum County, OH Hospital Facilities
                 (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                 Obligated Group)(1)                               5.400     12/01/2016            9,877
       470,000   Port of Greater Cincinnati, OH Devel.
                 Authority (Public Parking Infrastructure)(1)      6.300     02/15/2024          370,849
     1,260,000   Port of Greater Cincinnati, OH Devel.
                 Authority (Public Parking Infrastructure)(1)      6.400     02/15/2034          899,161
       655,000   Summit County, OH Port Authority (Twinsburg
                 Township)(1)                                      5.125     05/15/2025          465,561
     1,000,000   Toledo-Lucas County, OH Port Authority
                 (Preston)(1)                                      4.800     11/15/2035          601,550
                                                                                          --------------
                                                                                             114,016,546


                      28 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Oklahoma--1.4%
$       15,000   Grady County, OK Industrial Authority
                 (Correctional Facilities)(1)                      6.000%    11/01/2029   $       12,893
       500,000   Grady County, OK Industrial Authority
                 (Correctional Facilities)                         7.800     11/01/2014          379,975
     4,000,000   Langston, OK EDA (Langston University)(1)         5.000     05/01/2030        2,618,280
     5,575,000   Langston, OK EDA (Langston University)(1)         5.000     05/01/2035        3,484,654
     1,870,000   Langston, OK EDA (Langston University)(1)         5.250     05/01/2026        1,338,509
       185,000   OK HFA (Single Family Homeownership Loan
                 Program)                                          5.403(3)  03/01/2029           63,509
        20,000   Texas County, OK Devel Authority Student Hsg.
                 (OPS U-Goodwell)(1)                               5.450     11/01/2034           12,489
     5,090,000   Tulsa, OK Municipal Airport Trust (American
                 Airlines)(1)                                      6.250     06/01/2020        3,632,580
     9,170,000   Tulsa, OK Municipal Airport Trust (American
                 Airlines)(1)                                      7.350     12/01/2011        8,404,764
                                                                                          --------------
                                                                                              19,947,653
Oregon--0.0%
        10,000   Clackamas County, OR Hospital Facility
                 Authority
                 (Legacy Health System)(1)                         5.500     02/15/2014           10,053
        25,000   Clackamas County, OR Hospital Facility
                 Authority
                 (Williamette Falls Hospital)(1)                   6.000     04/01/2019           23,745
        10,000   OR GO (Elderly & Disabled Hsg.)(1)                5.500     08/01/2026           10,002
        10,000   OR GO (Veterans Welfare)(1)                       5.250     10/01/2042            9,387
        45,000   OR GO (Veterans Welfare)(1)                       6.000     04/01/2032           45,245
       100,000   OR Health & Science University, Series A(1)       5.250     07/01/2028           85,524
        25,000   OR Hsg. & Community Services Dept. (Single
                 Family Mtg.)(1)                                   6.400     07/01/2018           25,045
                                                                                          --------------
                                                                                                 209,001
Pennsylvania--0.3%
        75,000   Blair County, PA IDA (The Village at Penn
                 State Retirement Community)(1)                    6.900     01/01/2022           63,029
        55,000   Northeastern PA Hospital & Education Authority
                 (WV HCS)(1)                                       5.250     01/01/2026           46,912
        25,000   Northumberland County, PA IDA (NHS Youth
                 Services)(1)                                      5.500     02/15/2033           15,651
     3,740,000   Northumberland County, PA IDA (NHS Youth
                 Services)(1)                                      7.750     02/15/2029        3,353,359
     1,000,000   Philadelphia, PA H&HEFA (Centralized
                 Comprehensive Human Services)(1)                  7.250     01/01/2021          885,710
                                                                                          --------------
                                                                                               4,364,661
Rhode Island--0.9%
     5,000,000   Central Falls, RI Detention Facility(1)           7.250     07/15/2035        3,448,600
        50,000   Providence, RI HDC (Barbara Jordan
                 Apartments)(1)                                    6.750     07/01/2025           50,062
        25,000   Providence, RI Public Building Authority(1)       5.400     12/15/2012           25,077
       110,000   RI Health & Educational Building Corp.
                 (Johnson & Wales University)(1)                   6.100     04/01/2026          110,089


                      29 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Rhode Island Continued
$       40,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                 Opportunity)(1)                                   6.500%    04/01/2027   $       40,038
    33,305,000   RI Tobacco Settlement Financing Corp. (TASC)      6.125(3)  06/01/2052          261,777
     7,175,000   RI Tobacco Settlement Financing Corp. (TASC)(1)   6.250     06/01/2042        5,298,379
   211,125,000   RI Tobacco Settlement Financing Corp. (TASC)      6.580(3)  06/01/2052        2,083,804
    10,375,000   RI Tobacco Settlement Financing Corp. (TASC)      6.750(3)  06/01/2052           55,610
     1,400,000   Tiverton, RI Special Obligation Tax (Mount
                 Hope Bay Village)(1)                              6.875     05/01/2022        1,261,806
                                                                                          --------------
                                                                                              12,635,242
South Carolina--2.0%
        30,000   Charleston County, SC (Care Alliance Health
                 Services)(1)                                      5.000     08/15/2019           30,078
        45,000   Edgefield County, SC Water and Sewer
                 Authority(1)                                      5.000     01/01/2028           38,716
        25,000   Greer, SC Combined Utility System(1)              5.000     09/01/2025           24,027
        35,000   Horry County, SC Hospital Facilities (Conway
                 Hospital)(1)                                      5.000     07/01/2028           28,079
     1,340,000   Lancaster County, SC (Edenmoor Improvement
                 District)(1)                                      5.375     12/01/2016          984,297
     1,480,000   Lancaster County, SC (Edenmoor Improvement
                 District)(1)                                      5.750     12/01/2037          750,108
     2,170,000   Lancaster County, SC (Sun City Carolina
                 Lakes)(1)                                         5.450     12/01/2037        1,237,399
     8,565,000   Lee County, SC School Facilities, Series
                 2006(1)                                           6.000     12/01/2027        8,195,078
     3,370,000   Lee County, SC School Facilities, Series
                 2007(1)                                           6.000     12/01/2031        3,104,478
     1,265,000   Newberry County, SC Special Source Revenue
                 (Newberry County Memorial Hospital)(1)            5.250     12/01/2029        1,030,115
        35,000   Piedmont, SC Municipal Power Agency(1)            5.000     01/01/2018           34,370
        15,000   Piedmont, SC Municipal Power Agency(1)            5.000     01/01/2022           14,321
     5,921,000   Richland County, SC Assessment Revenue
                 (Village at Sandhill Improvement District)(1)     6.200     11/01/2036        3,732,954
       600,000   SC Connector 2000 Assoc. Toll Road, Series B      5.535(3)  01/01/2020          165,804
     6,565,000   SC Connector 2000 Assoc. Toll Road, Series B      5.781(3)  01/01/2021        1,625,888
    11,240,000   SC Connector 2000 Assoc. Toll Road, Series B      6.697(3)  01/01/2026        1,969,922
     5,285,000   SC Educational Facilities Authority (Benedict
                 College)(1)                                       5.600     07/01/2022        3,326,908
     2,320,000   SC Educational Facilities Authority (Benedict
                 College)(1)                                       5.625     07/01/2031        1,263,820
       600,000   SC Educational Facilities Authority (Southern
                 Wesleyan University)(1)                           5.750     03/01/2029          452,550
        50,000   SC Hsg. Finance & Devel. Authority, Series
                 A-1(1)                                            5.300     07/01/2031           49,610
       500,000   SC Jobs-EDA (Lutheran Homes)(1)                   5.625     05/01/2042          296,975
        25,000   SC Public Service Authority(1)                    5.000     01/01/2029           24,998
        30,000   SC State Budget & Control Board (Harden Street
                 Facilities)(1)                                    6.000     12/01/2011           30,100
                                                                                          --------------
                                                                                              28,410,595
South Dakota--0.0%
        10,000   SD H&EFA (Prairie Lakes Health Care System)(1)    5.650     04/01/2022            9,610


                      30 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Tennessee--1.2%
$       10,000   Jackson, TN Health Educational & Hsg.
                 Facilities Board (Lambuth University)(1)          5.900%    09/01/2015   $       10,031
        15,000   Johnson City, TN H&EFB (Johnson City Medical
                 Center)(1)                                        5.250     07/01/2028           15,197
        15,000   Knox County, TN First Utility District Water &
                 Sewer(1)                                          5.625     12/01/2019           15,120
    20,090,000   TN Energy Acquisition Corp.(1)                    5.000     02/01/2022       16,598,358
                                                                                          --------------
                                                                                              16,638,706
Texas--14.3%
       300,000   Abilene, TX HFDC (Hendrick Medical Center)(1)     6.100     09/01/2015          300,123
     1,305,000   Anson, TX Education Facilities Corp. Student
                 Hsg. (University of Texas/Waterview Park)(1)      5.100     01/01/2034          698,123
     6,035,000   Beasley, TX Higher Education Finance Corp.,
                 Series A(1)                                       5.125     12/01/2034        3,794,627
     3,090,000   Bexar County, TX HFC (American Opportunity
                 Hsg.-Nob Hill Apartments)                         6.000     06/01/2021        2,275,538
     6,625,000   Bexar County, TX HFC (American Opportunity
                 Hsg.-Nob Hill Apartments)                         6.000     06/01/2031        4,231,918
     5,765,000   Bexar County, TX HFC (American Opportunity
                 Hsg.-Waterford/Kingswood)(1)                      7.000     12/01/2036        4,145,900
       400,000   Bexar County, TX HFC (Doral Club)(1)              8.750     10/01/2036          286,768
        40,000   Brazoria County, TX Municipal Utility District
                 No. 18(1)                                         5.300     09/01/2028           35,276
        20,000   Brazos County, TX HFDC (Franciscan Services
                 Corp.)(1)                                         5.375     01/01/2032           16,429
       150,000   Chimney Hill, TX Municipal Utility District(1)    5.500     10/01/2011          150,236
        60,000   Collin County, TX HFC (Community College
                 District Foundation)                              5.250     06/01/2031           32,166
         5,000   Cypress Hill, TX Municipal Utility District
                 No. 1(1)                                          5.250     09/01/2025            4,653
        25,000   Dallas-Fort Worth, TX International Airport
                 Facility(1)                                       5.200     01/15/2031           23,393
     1,550,000   Dallas-Fort Worth, TX International Airport
                 Facility (American Airlines)                      6.000     11/01/2014          753,967
       700,000   Danbury, TX Higher Education Finance Corp.
                 (Island Foundation)(1)                            6.250     02/15/2036          487,599
     7,650,000   Donna, TX GO(1)                                   6.250     02/15/2037        5,374,890
       305,000   El Paso County, TX HFC (American Village
                 Communities), Series A(1)                         6.250     12/01/2020          281,228
       335,000   El Paso County, TX HFC (El Paso American Hsg.
                 Foundation), Series A(1)                          6.375     12/01/2032          284,787
     5,475,000   Escondido, TX Public Improvement District
                 (Horseshoe Bay)(1)                                7.250     10/01/2033        4,425,169
       200,000   Fort Bend County, TX Municipal Utility
                 District(1)                                       5.250     09/01/2021          195,672
        20,000   Fort Bend, TX Independent School District(1)      5.375     02/15/2024           20,043
        20,000   Harris County, TX HFDC (Texas Children's
                 Hospital)(1)                                      5.250     10/01/2029           20,517
        45,000   Harris County-Houston, TX Sports Authority(1)     5.000     11/15/2025           44,155
        65,000   Leander, TX Independent School District           5.457(3)  08/15/2018           39,244
       650,000   Lewisville, TX GO(1)                              6.000     10/01/2015          657,371


                      31 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Texas Continued
$    2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek
                 Apartments)(1)                                    6.000%    07/01/2022   $    1,609,655
     1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek
                 Apartments)(1)                                    6.000     07/01/2025          993,322
       770,000   Lubbock, TX HFC (Las Colinas Quail Creek
                 Apartments)(1)                                    6.000     07/01/2032          457,134
       270,000   Metro, TX HFDC (Wilson N. Jones Memorial
                 Hospital)(1)                                      5.375     01/01/2023          195,126
       580,000   Metro, TX HFDC (Wilson N. Jones Memorial
                 Hospital)(1)                                      5.600     01/01/2017          499,026
       235,000   Midlothian, TX Devel. Authority Tax
                 Increment(1)                                      5.125     11/15/2026          161,875
        75,000   Mission, TX EDC(1)                                6.600     01/01/2020           75,332
        15,000   North TX Tollway Authority (Dallas North
                 Tollway System)(1)                                5.000     01/01/2023           14,999
       245,000   Odessa, TX Junior College District(1)             5.000     12/01/2019          245,054
        50,000   Port of Corpus Christi, TX (Union Pacific
                 Corp.)(1)                                         5.350     11/01/2010           49,826
     1,680,000   Retama, TX Devel. Corp. (Retama Racetrack)(1)    10.000     12/15/2019        2,548,997
        50,000   Richardson, TX Hospital Authority
                 (Baylor/Richardson)(1)                            5.625     12/01/2028           35,858
     3,695,000   Sabine, TX River Authority Pollution Control
                 (TXU Electric Company)                            6.150     08/01/2022        1,487,459
        15,000   San Marcos, TX GO(1)                              5.000     08/15/2019           15,038
    16,000,000   Tarrant County, TX Cultural Education
                 Facilities Finance Corp. (Baylor Health Care
                 System)(2)                                        6.250     11/15/2029       16,845,040
       980,000   Tom Green County, TX HFDC (Shannon Health
                 System/Shannon Medical Center)(1)                 6.750     05/15/2021          939,526
        20,000   Tomball, TX Hospital Authority (Tomball
                 Regional Hospital)(1)                             6.000     07/01/2025           15,123
        25,000   Tomball, TX Hospital Authority (Tomball
                 Regional Hospital)(1)                             6.000     07/01/2029           18,047
     7,000,000   Trophy Club, TX Public Improvement (Highlands
                 Trophy Club)(1)                                   7.750     10/01/2037        5,625,830
       106,599   TX Affordable Hsg. Corp. (Ashton Place &
                 Woodstock Apartments)(6)                          6.300     08/01/2033           10,663
       110,000   TX Dormitory Finance Authority (Temple Junior
                 College Foundation)                               5.750     09/01/2027           57,086
       485,000   TX Dormitory Finance Authority (Temple Junior
                 College Foundation)                               6.000     09/01/2033          247,180
     2,460,000   TX Folk Avenue South Transportation District      5.625     11/01/2031        1,247,853
        35,000   TX GO(1)                                          5.375     08/01/2019           35,314
    10,000,000   TX Multifamily Housing Options (Affordable
                 Hsg.)(1)                                          1.140(9)  01/01/2039        3,979,000
   145,000,000   TX Municipal Gas Acquisition & Supply Corp.(2)    6.250     12/15/2026      124,898,911
     1,990,000   TX Municipal Gas Acquisition & Supply Corp.(5)    2.334(9)  12/15/2026        1,277,083
       545,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(6)    6.625     03/01/2020          367,325
     3,065,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(6)    6.750     03/01/2031        1,898,645
       660,000   TX Public Finance Authority Charter School
                 Finance Corp. (Ed-Burnham Wood)(1)                6.250     09/01/2036          458,832


                      32 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Texas Continued
$    3,000,000   TX Public Finance Authority Charter School
                 Finance Corp. (Idea Academy)(1)                   5.000%    08/15/2030   $    1,863,930
     6,000,000   TX Public Finance Authority Charter School
                 Finance Corp. (Idea Academy)(1)                   5.000     08/15/2037        3,492,420
     4,850,000   TX Public Finance Authority Charter School
                 Finance Corp. (Kipp)(1)                           5.000     02/15/2036        2,726,913
     4,330,000   Wichita County, TX HFDC (Wichita Falls
                 Retirement Foundation)(1)                         6.250     01/01/2028        3,164,884
                                                                                          --------------
                                                                                             206,138,098
U.S. Possessions--0.0%
        65,000   Puerto Rico Infrastructure(1)                     5.000     07/01/2041           51,024

Utah--0.1%
        15,000   Sandy City, UT Industrial Devel. (King
                 Properties)(1)                                    6.125     08/01/2016           15,019
       335,000   Utah County, UT Charter School (Lincoln
                 Academy)(1)                                       5.875     06/15/2037          222,457
       275,000   Utah County, UT Charter School (Renaissance
                 Academy)(1)                                       5.625     07/15/2037          175,692
     1,500,000   West Valley City, UT Sewer (East Hollywood
                 High School)(1)                                   5.625     06/15/2037          948,465
                                                                                          --------------
                                                                                               1,361,633
Vermont--0.1%
        30,000   VT E&HBFA (Mary Hitchcock Memorial
                 Hospital/Cooley Dickenson Hospital Obligated
                 Group)(1)                                         5.000     11/15/2022           25,963
        85,000   VT EDA (Wake Robin Corp.)(1)                      6.300     03/01/2033           61,988
       884,040   VT Educational & Health Buildings Financing
                 Agency (Marlboro College)(1)                      2.779     04/01/2019          627,023
       225,000   VT Student Assistance Corp.(1)                    5.000     03/01/2026          218,259
                                                                                          --------------
                                                                                                 933,233
Virginia--2.6%
     2,300,000   Buena Vista, VA Public Recreational Facilities
                 Authority (Golf Course)(1)                        5.250     07/15/2025        1,519,725
       825,000   Buena Vista, VA Public Recreational Facilities
                 Authority (Golf Course)(1)                        5.500     07/15/2035          463,196
       100,000   Danville, VA IDA Educational Facilities
                 (Averett University)(1)                           6.000     03/15/2016           93,546
     3,000,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(1)                             5.450     03/01/2036        1,691,610
       750,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(1)                             5.800     03/01/2036          438,045
        25,000   Greensville County, VA IDA (Georgia-Pacific
                 Corp.)(1)                                         5.300     08/01/2014           20,306
        25,000   Hampton Roads, VA Regional Jail Authority(1)      5.000     07/01/2028           23,785
       900,000   New Port, VA CDA(1)                               5.600     09/01/2036          460,881
        65,000   Norton, VA IDA (Norton Community Hospital)(1)     6.000     12/01/2022           52,069
     5,000,000   Peninsula, VA Town Center Community Devel.
                 Authority Special Obligation(1)                   6.350     09/01/2028        3,343,500


                      33 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Virginia Continued
$    3,225,000   Peninsula, VA Town Center Community Devel.
                 Authority Special Obligation(1)                   6.450%    09/01/2037   $    2,044,811
       985,000   Stafford County & Staunton, VA IDA (Virginia
                 Municipal League/Mt. Rogers)(1)                   6.500     08/01/2028          729,649
     2,940,000   Stafford County & Staunton, VA IDA (Virginia
                 Municipal League/Mt. Rogers)(1)                   6.500     08/01/2038        2,050,121
       675,000   Suffolk, VA IDA (Lake Prince Center)(1)           5.300     09/01/2031          464,184
     3,700,000   VA Celebrate South CDA Special Assessment(1)      6.250     03/01/2037        2,369,221
     2,135,000   VA College Building Authority Educational
                 Facilities (Regent University)(1)                 5.000     06/01/2036        1,659,920
    30,000,000   VA Tobacco Settlement Authority(1)                5.000     06/01/2047       16,096,200
    35,170,000   VA Tobacco Settlement Authority                   5.670(3)  06/01/2047          683,353
   162,770,000   VA Tobacco Settlement Authority                   5.770(3)  06/01/2047        3,117,046
                                                                                          --------------
                                                                                              37,321,168
Washington--4.8%
     2,330,000   Bremerton, WA Hsg. Authority(1)                   5.300     06/01/2026        1,503,922
     4,145,000   Bremerton, WA Hsg. Authority(1)                   5.500     06/01/2037        2,443,353
       125,000   Kitsap County, WA Consolidated Hsg.
                 Authority(1)                                      5.600     12/01/2028           89,720
        20,000   Pierce County, WA Hsg. Authority(1)               5.800     12/01/2023           16,023
       100,000   Port Camas, WA Public Industrial Corp. (James
                 River Corp. of Virginia)(1)                       6.700     04/01/2023           73,409
        75,000   Radford, WA Court Properties Student Housing(1)   5.000     06/01/2027           73,856
     2,460,000   Seattle, WA Hsg. Authority (Gamelin House &
                 Genesee)(1)                                       5.700     11/01/2035        1,789,871
        50,000   Seattle, WA Municipal Light & Power(1)            5.125     07/01/2022           50,171
       165,000   Skagit Valley, WA College(1)                      5.625     11/01/2017          165,087
       140,000   Skagit Valley, WA College(1)                      5.750     11/01/2023          140,003
       500,000   Vancouver, WA Downtown Redevel. Authority
                 (Conference Center)(1)                            5.250     01/01/2028          339,155
     1,800,000   Vancouver, WA Downtown Redevel. Authority
                 (Conference Center)(1)                            5.250     01/01/2034        1,137,114
        25,000   Vancouver, WA Downtown Redevel. Authority
                 (Conference Center)(1)                            6.000     01/01/2028           19,997
     3,010,000   Vancouver, WA Downtown Redevel. Authority
                 (Conference Center)(1)                            6.000     01/01/2034        2,276,313
        55,000   Vancouver, WA Hsg. Authority(1)                   5.500     03/01/2028           55,003
        25,000   WA COP (Dept. of General Administration)(1)       5.300     10/01/2010           25,072
        30,000   WA GO(1)                                          5.000     01/01/2024           30,023
    10,755,000   WA Health Care Facilities Authority(1)            5.500     08/15/2042        7,654,441
    33,785,000   WA Health Care Facilities Authority (Catholic
                 Health Initiatives)(2)                            6.375     10/01/2036       35,428,338
        20,000   WA Health Care Facilities Authority (Multicare
                 Health System)(1)                                 5.000     08/15/2022           18,130
    15,000,000   WA Health Care Facilities Authority
                 (Providence Health System-Washington)(2)          5.250     10/01/2033       15,111,075


                      34 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
    Amount                                                         Coupon     Maturity         Value
--------------                                                     ------    ----------   --------------
Washington Continued
$       15,000   WA Health Care Facilities Authority (Swedish
                 Health System)(1)                                 5.125%    11/15/2022   $       13,729
        90,000   WA Health Care Facilities Authority (Yakima
                 Valley Memorial Hospital Assoc.)(1)               5.250     12/01/2020           84,266
       145,000   WA Health Care Facilities Authority (Yakima
                 Valley Memorial Hospital Assoc.)(1)               5.375     12/01/2027          116,840
        10,000   WA HFC (Gonzaga University)(1)                    5.850     07/01/2014           10,034
        10,000   WA HFC (Nickerson Area Properties)(1)             5.250     01/01/2023            7,080
        55,000   WA State University (Recreation Center)(1)        5.000     04/01/2032           54,998
       195,000   WA Tobacco Settlement Authority (TASC)(1)         6.500     06/01/2026          187,984
        25,000   WA Tobacco Settlement Authority (TASC)(1)         6.625     06/01/2032           19,953
                                                                                          --------------
                                                                                              68,934,960
West Virginia--0.1%
        50,000   Pleasants County, WV Pollution Control
                 (Monongahela Power Company)(1)                    6.150     05/01/2015           50,007
       500,000   Wheeling, WV Tax Increment (Stone Building
                 Renovation)(1)                                    5.200     06/01/2025          334,755
     1,500,000   Wheeling, WV Tax Increment (Stone Building
                 Renovation)(1)                                    5.500     06/01/2033          924,750
                                                                                          --------------
                                                                                               1,309,512
Wisconsin--0.2%
         5,000   Grant County, WI Hsg. Authority (Orchard
                 Manor)(1)                                         5.250     07/01/2018            5,002
     1,750,000   Sokaogon, WI Chippewa Community (Gaming)(1)       7.000     01/01/2026        1,277,763
       500,000   Waupun, WI Hsg. Authority (Christian Home &
                 Rehabilitation)(1)                                5.000     12/01/2029          285,055
        10,000   WI GO(1)                                          5.350     11/01/2016           10,021
         5,000   WI H&EFA (Froedert & Community)(1)                5.375     10/01/2030            4,978
       280,000   WI H&EFA (Kenosha Hospital & Medical Center)(1)   5.625     05/15/2029          261,660
       185,000   WI H&EFA (Medical College of Wisconsin)(1)        5.500     12/01/2026          185,117
     2,140,000   WI H&EFA (Richland Hospital)(1)                   5.375     06/01/2028        1,418,692
                                                                                          --------------
                                                                                               3,448,288
Wyoming--0.0%
       645,000   Cheyenne, WY Hsg. Authority (Foxcrest II)(1)      5.400     06/01/2027          476,436
                                                                                          --------------
Total Municipal Bonds and Notes (Cost $2,708,289,540)                                      1,883,144,158

Corporate Bonds and Notes--0.0%
       128,884   Delta Air Lines, Inc., Sr. Unsec. Nts.(1) (Cost
                 $127,595)                                         8.000     12/01/2015           59,464

    Shares
--------------
Common Stocks--0.0%
           918   Delta Air Lines, Inc.(8) (Cost $5,407)                                            5,664

                                                                                               Value
                                                                                          --------------
Total Investments, at Value (Cost $2,708,422,542)-130.3%                                   1,883,209,286
Liabilities in Excess of Other Assets-(30.3)                                                (438,034,340)
                                                                                          --------------
Net Assets-100.0%                                                                         $1,445,174,946
                                                                                          ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $28,193,602, which represents 1.95% of the Fund's net assets. See accompanying Notes.

(6.) Issue is in default. See accompanying Notes.

(7.) When-issued security or delayed delivery to be delivered and settled after April 30, 2009. See accompanying Notes.

(8.) Non-income producing security.

(9.) Represents the current interest rate for a variable or increasing rate security.


                      35 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $        5,664         $--
Level 2--Other Significant Observable Inputs    1,879,224,622          --
Level 3--Significant Unobservable Inputs            3,979,000          --
                                               --------------         ---
   Total                                       $1,883,209,286         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

AHF       American Housing Foundation
ARC       Assoc. of Retarded Citizens
BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
CDA       Communities Devel. Authority
CFGH      Central Florida Group Homes
CHHC      Community Health & Home Care


                      36 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

COP       Certificates of Participation
DKH       Day Kimball Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
E&HBFA    Educational Health Buildings Financing Agency
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EMH       Elmhurst Memorial Hospital
EMHH      Elmhurst Memorial Home Health
EMHS      Elmhurst Memorial Health System
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FNH       Freeman Neosho Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDC       Housing Devel. Corp.
HE&HFA    Higher Education and Health Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HNE       Healthnet of New England
IDA       Industrial Devel. Agency
NYC       New York City
OHC       Oakwood Hospital Corp.
OUH       Oakwood United Hospitals
PP        Professionals PRN, Inc.
ROLs      Residual Option Longs
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
VC        VinFen Corp.
VCS       VinFen Clinical Services
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in


                      37 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities


                      38 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $3,727,886

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price


                      39 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $274,635,000 as of April 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2009, municipal bond holdings with a value of $408,761,579 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $274,635,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.


                      40 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

At April 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                     COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                              RATE (2)     DATE         VALUE
-----------   ------------------                                              --------   --------   ------------
$ 2,000,000   AK HFC ROLs                                                      16.798%    12/1/33   $  1,629,800
  5,000,000   Clark County, NV Water Reclamation District DRIVERS              17.351      7/1/38      5,076,800
  3,250,000   CO Hsg. & Finance Authority (Single Family) DRIVERS              17.875     11/1/29      3,622,775
  3,480,000   FL COP (Dept. of Management Services) DRIVERS                    13.237      8/1/28      3,478,747
  5,000,000   IL Finance Authority (Northwestern Memorial Hospital) DRIVERS    20.413     8/15/39      5,507,500
  3,750,000   IL Finance Authority ROLs                                         9.252     5/15/29      1,909,200
  2,625,000   IL Health Facilities Authority ROLs                              17.203     8/15/33      1,958,303
  2,500,000   Imperial, CA Irrigation District DRIVERS                         17.025     11/1/38      2,196,950
  5,525,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.)
              ROLs                                                             17.858     12/1/32      5,764,564
  3,750,000   Los Angeles, CA Community College District ROLs(3)               16.638      8/1/33      3,398,775
  3,650,000   MI Hospital Finance Authority ROLs(3)                            20.450     12/1/23      4,692,951
  5,000,000   NYC GO ROLs(3)                                                   18.129      4/1/36      5,376,500
  2,500,000   Orange County, FL School Board ROLs(3)                           18.516      8/1/34      2,583,350
  4,000,000   Tarrant County, TX Cultural Education Facilities Finance
              Corp. ROLs(3)                                                    21.167    11/15/29      4,845,040
 73,950,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)               9.345    12/15/26     53,848,911
  4,000,000   University of California (Regents Medical Center) DRIVERS        17.517     5/15/39      4,049,200
  3,000,000   University of Illinois (Auxiliary Facilities Systems) DRIVERS    19.399      4/1/38      3,667,800
  7,500,000   WA Austin Trust Various States Inverse Certificates               9.096     10/1/33      7,611,075
 11,265,000   WA Health Care Facilities Authority (Catholic Health
              Initiatives)(3)                                                  16.638     10/1/30     12,908,338
                                                                                                    ------------
                                                                                                    $134,126,579
                                                                                                    ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 36 and 37 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse


                      41 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $150,270,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2009, securities with an aggregate market value of $10,863,575, representing 0.75% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,737,722,193
                                 ==============
Gross unrealized appreciation    $   18,205,614
Gross unrealized depreciation      (872,718,521)
                                 --------------
Net unrealized depreciation      $ (854,512,907)
                                 ==============


                      42 | Oppenheimer AMT-Free Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free Municipals


By: /s/ John V. Murphy
   ----------------------------------
   John V. Murphy
   Principal Executive Officer

Date: 06/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
   ----------------------------------
   John V. Murphy
   Principal Executive Officer

Date: 06/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/15/2009